UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2017

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2017

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

AMT-Free Municipal Income Fund	3
National Municipal Income Fund	5

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	10

Report of Independent Registered Public Accounting Firm	46

Federal Tax Information	48

Board of Trustees’ Contract Approval	49

Management and Organization	53

Important Notices	56

Eaton Vance

Municipal Income Funds

September 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on October 1, 2016 played out as a tale of two markets. For the first two months of the period, interest rates rose and municipal bond prices declined. But from December 2016 until nearly the end of the period on September 30, 2017, longer-term rates generally fell and municipals gained back some, but not all, of their previous losses.

As the period opened, municipal bonds had just come off of a rally fueled by mixed U.S. economic reports, ongoing Federal Reserve Board (the Fed) caution, and the United Kingdom’s June 2016 vote to leave the European Union. In early fall 2016, the rally had ended when remarks by the European Central Bank, the Bank of Japan and the Fed seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in October of 2016.

In November 2016, Donald Trump’s surprise win in the U.S. presidential election precipitated one of the largest municipal market declines in at least two decades. Rates rose, the yield curve steepened and bond prices fell as markets anticipated that decreasing regulation and lower tax rates under a Trump administration could lead to higher economic growth and inflation.

In December 2016, however, interest rates began to reverse direction, despite a Fed rate hike that month and two subsequent hikes in 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, along with loss of confidence that the Trump administration could accomplish health care or tax reform, put downward pressure on long-term rates that would increase as the period wore on. As a result, municipal bonds rallied modestly in December 2016 and continued to stabilize during January and February 2017. From March through July, long-term rates drifted downward and the yield curve flattened. In August and early September, increasing geopolitical tension between the U.S. and North Korea led to a “flight to quality” that drove investors toward the perceived safety of U.S. Treasurys. As a result, rates declined further as Treasury prices rallied, and the municipal market rallied along with Treasurys. But in the final weeks of the period, the rally ended as rates rose in response to Republican legislators’ release of their outline for tax reform, which was viewed as a potential driver of higher U.S. economic growth and inflation.

For the 12-month period, municipal market returns were relatively flat. The Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 0.87%, as total return generated from coupon payments was largely canceled out by price declines early in the fiscal year.

For the one-year period as a whole, rates rose throughout the yield curve for municipal AAA-rated7 issues. The greatest increases occurred at the long end of the curve, causing the curve to steepen for the one-year period and longer-term bonds to underperform shorter-term issues. Across the curve, municipal bonds with maturities of 10 years and less outperformed comparable U.S. Treasurys, while 30-year municipals performed in line with 30-year Treasurys.

Fund Performance

For the fiscal year ended September 30, 2017, AMT-Free Municipal Income Fund Class A shares at net asset value (NAV) underperformed the 0.87% return of the Funds’ primary benchmark, the Index, while National Municipal Income Fund Class A shares at NAV outperformed the Index.

The Funds’ overall strategy is to invest in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues.

The Funds seek to enhance tax-exempt income by entering into residual interest bond transactions (RIB transactions)6 and investing the proceeds of such transactions in additional municipal securities, which creates leverage in the Funds. Leverage has the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During this period of relatively flat performance by municipal bonds, the additional income generated by the use of leverage was a modest contributor to performance versus the Index — which does not employ leverage — for both Funds.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategies, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. So, in a period when municipal and Treasury bonds generally declined in price, the Funds’ Treasury futures hedge mitigated a portion of that decline — and was thus a contributor to relative performance versus the unhedged Index — for both Funds.

Fund-Specific Results

Eaton Vance AMT-Free Municipal Income Fund Class A shares at NAV returned 0.64% underperforming the 0.87% return of the Index. Detractors from Fund performance versus the Index included security selection in zero-coupon bonds, which were the worst-performing coupon structure in the Index during the period; security selection in BBB-rated bonds, which were the best-performing ratings category in the Index during the period; and one uninsured Puerto Rico bond holding. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers — in contrast with insured Puerto Rico bonds — were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress. Contributors to results relative to the Index included the Fund’s hedging strategy; an overweight, relative to the Index, in Illinois bonds; and security selection and an overweight in the health care sector.

Eaton Vance National Municipal Income Fund Class A shares at NAV returned 1.31% outperforming the 0.87% return of the Index. Contributors to performance relative to the Index included the Fund’s hedging strategy, an overweight and security selection in Illinois bonds, and an overweight and security selection in insured Puerto Rico bonds. All of the Fund’s Puerto Rico holdings were insured by various municipal bond insurers. In contrast, detractors from performance versus the Index included security selection in the resource recovery sector, security selection in state general obligation bonds, and security selection in BBB-rated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2017

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	0.64%	3.09%	3.78%
Class A with 4.75% Maximum Sales Charge	—	—	–4.13	2.09	3.28
Class C at NAV	05/02/2006	03/16/1978	–0.12	2.32	3.02
Class C with 1% Maximum Sales Charge	—	—	–1.09	2.32	3.02
Class I at NAV	03/16/1978	03/16/1978	0.87	3.36	4.04
Bloomberg Barclays Municipal Bond Index	—	—	0.87%	3.00%	4.52%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	0.59	4.12	5.16

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.91%	1.66%	0.66%
Net			0.81	1.56	0.56

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.66%	2.92%	3.91%
Taxable-Equivalent Distribution Rate			6.47	5.16	6.91
SEC 30-day Yield			1.47	0.80	1.80
Taxable-Equivalent SEC 30-day Yield			2.60	1.42	3.18

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					10.51%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2007	$13,464	N.A.
Class I	$250,000	09/30/2007	$371,457	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Municipal Income Fund

September 30, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	1.31%	3.70%	3.43%
Class A with 4.75% Maximum Sales Charge	—	—	–3.53	2.69	2.93
Class B at NAV	12/19/1985	12/19/1985	0.55	2.93	2.66
Class B with 5% Maximum Sales Charge	—	—	–4.33	2.58	2.66
Class C at NAV	12/03/1993	12/19/1985	0.56	2.93	2.66
Class C with 1% Maximum Sales Charge	—	—	–0.42	2.93	2.66
Class I at NAV	07/01/1999	12/19/1985	1.56	3.96	3.69
Bloomberg Barclays Municipal Bond Index	—	—	0.87%	3.00%	4.52%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	0.59	4.12	5.16

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.79%	1.54%	1.54%	0.54%
Net		0.67	1.42	1.42	0.42

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.64%	2.90%	2.90%	3.89%
Taxable-Equivalent Distribution Rate		6.43	5.12	5.12	6.87
SEC 30-day Yield		1.97	1.32	1.32	2.32
Taxable-Equivalent SEC 30-day Yield		3.48	2.33	2.34	4.10

% Total Leverage[6]
RIB Financing					9.44%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2007	$13,000	N.A.
Class C	$10,000	09/30/2007	$13,000	N.A.
Class I	$250,000	09/30/2007	$359,183	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

National Municipal Income Fund

September 30, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

6

Eaton Vance

Municipal Income Funds

September 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end.

The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

At the close of business on September 20, 2017, the AMT-Free Municipal Income Fund’s Class B shares were merged into Class A shares of AMT-Free Municipal Income Fund.

7

Eaton Vance

Municipal Income Funds

September 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,032.70	$5.10	1.00%
Class C	$1,000.00	$1,028.90	$8.90	1.75%
Class I	$1,000.00	$1,033.90	$3.82	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$5.06	1.00%
Class C	$1,000.00	$1,016.30	$8.85	1.75%
Class I	$1,000.00	$1,021.30	$3.80	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

8

Eaton Vance

Municipal Income Funds

September 30, 2017

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,035.10	$4.34	0.85%
Class B	$1,000.00	$1,031.20	$8.20	1.61%
Class C	$1,000.00	$1,031.20	$8.20	1.61%
Class I	$1,000.00	$1,036.40	$3.06	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.31	0.85%
Class B	$1,000.00	$1,017.00	$8.14	1.61%
Class C	$1,000.00	$1,017.00	$8.14	1.61%
Class I	$1,000.00	$1,022.10	$3.04	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

9

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 109.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,780,308

		$10,780,308

Education — 7.6%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,609,200
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/38	1,930	2,317,563
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,204,319
Tennessee School Bond Authority, 5.00%, 11/1/34	4,250	5,133,192
University of California, 5.25%, 5/15/35	3,555	4,249,256
University of Nebraska, 5.00%, 5/15/35	1,000	1,162,050
University of Nebraska, 5.00%, 7/1/35	3,000	3,493,470
West Virginia University, 5.00%, 10/1/31	3,000	3,410,550

		$26,579,600

Electric Utilities — 4.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,746,015
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,781,571
Northern Municipal Power Agency, MN, 5.00%, 1/1/31(2)	200	235,790
Northern Municipal Power Agency, MN, 5.00%, 1/1/32(2)	210	246,271
Northern Municipal Power Agency, MN, 5.00%, 1/1/33(2)	235	273,928
Northern Municipal Power Agency, MN, 5.00%, 1/1/34(2)	210	243,680
Northern Municipal Power Agency, MN, 5.00%, 1/1/35(2)	170	196,967
Northern Municipal Power Agency, MN, 5.00%, 1/1/36(2)	160	184,683
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,512,408
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,414,653
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,700	2,886,840

		$14,722,806

Escrowed / Prerefunded — 9.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$980,364
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,478,017
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	10,000	9,976,800
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,163,384

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	$310	$329,632
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	2,730	2,902,891
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,359,684
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,605,080
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,745	3,929,721
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,155	1,223,538

		$31,949,111

General Obligations — 17.7%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/36	$1,000	$1,135,420
California, 5.00%, 10/1/26	1,300	1,574,560
California, 5.00%, 10/1/27	630	761,210
California, 5.25%, 10/1/29	560	649,628
California, 5.25%, 10/1/32	3,480	4,019,226
Chicago, IL, 6.00%, 1/1/38	2,500	2,896,000
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,283,643
Erie County, PA, 5.00%, 9/1/25	500	607,475
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,116,330
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,365,418
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,358,184
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	2,000	2,449,600
Hurst-Euless-Bedford Independent School District, TX, 2.00%, 8/15/22(2)	550	563,194
Illinois, 5.00%, 11/1/28	3,600	3,932,604
Illinois, 5.00%, 11/1/29	1,400	1,525,790
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,110,462
Minnesota, 5.00%, 10/1/33(2)	3,390	4,143,970
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,062,266
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)	7,700	8,238,384
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,135	1,353,590
University of Connecticut, 5.00%, 2/15/32	650	752,284
Washington, 5.25%, 2/1/36(1)	6,000	6,744,900
Wentzville R-IV School District, MO, 0.00%, 3/1/29	500	361,565
Wentzville R-IV School District, MO, 4.00%, 3/1/29(2)	1,600	1,788,448

		$61,794,151

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$595,610
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	1,090	1,372,048
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,570,732
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,959,992
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,597,160
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,516,330
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,416,796
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,346,410
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,219,370
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,279,100
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,325,612
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,496,531
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,700,596
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,466,252
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	895,520
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	1,450	1,698,603
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	3,380	3,591,689
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,000	1,210,780
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,798,375
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,081,030
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,650,400

		$54,788,936

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	$285	$239,397

		$239,397

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 0.8%
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,937,134

		$2,937,134

Insured – Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,220,505

		$2,220,505

Insured – Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,802,606
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	2,063,258

		$7,865,864

Insured – Escrowed / Prerefunded — 1.9%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), Prerefunded to 1/1/18, 5.50%, 1/1/38	$4,155	$4,203,697
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	1,040	1,104,969
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,466,665

		$6,775,331

Insured – General Obligations — 0.7%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42(2)	$145	$148,194
Chicago, IL, (AGM), 5.25%, 1/1/31	1,900	2,099,861

		$2,248,055

Insured – Lease Revenue / Certificates of Participation — 1.5%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,340,023

		$5,340,023

Insured – Other Revenue — 1.5%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,213,822

		$5,213,822

Insured – Special Tax Revenue — 6.1%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,266,527

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	$6,000	$7,603,680
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,322,496
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,313,698
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,451,008
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,254,979

		$21,212,388

Insured – Transportation — 3.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,147,310
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,131,120
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	891,085
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,627,778
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,953,578

		$10,750,871

Insured – Water and Sewer — 2.2%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,269,624
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	743,969
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	638,772
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	314,913
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	632,144

		$7,599,422

Other Revenue — 2.9%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$452,200
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	295,260
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	7,541,450
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,820	1,830,501

		$10,119,411

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 2.2%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,184,000
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	687,825
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,275,236
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,793,160
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	171,475
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	706,807

		$7,818,503

Special Tax Revenue — 2.8%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,002	$1,002,351
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,379,712
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	1,375	1,023,688
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,246,050
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,030	1,029,938
VIA Metropolitan Transit Authority, TX, Sales Tax Revenue, 5.00%, 7/15/29	3,250	3,962,952

		$9,644,691

Transportation — 18.6%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$474,673
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	5,000	5,667,600
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,305,227
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,724,786
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	740	860,450
Denver City and County, CO, Airport System Revenue, 1.726%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(6)	1,600	1,604,576
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,226,951
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	2,495	2,923,392
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	430	455,632
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	960	1,019,798
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,489,353
New Jersey Turnpike Authority, 4.00%, 1/1/35	1,000	1,073,050

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Turnpike Authority, 5.00%, 1/1/30	$3,060	$3,501,313
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,778,951
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	14,238,495
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,807,500
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,941,700
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,313,790
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	6,255	6,557,304

		$64,964,541

Water and Sewer — 4.8%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,367,240
Colorado Springs, CO, Utilities System Revenue, 5.00%, 11/15/31	1,125	1,374,109
El Paso, TX, Water and Sewer Revenue, 5.00%, 3/1/31(2)	1,080	1,305,202
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)	5,280	5,467,123
Springfield, OR, Sewer System Revenue, 4.00%, 4/1/21	295	322,529

		$16,836,203

Total Tax-Exempt Municipal Securities — 109.6% (identified cost $354,700,438)		$382,401,073

Taxable Municipal Securities — 0.0%(7)

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.0%(7)
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	$120	$119,795

Total Taxable Municipal Securities — 0.0% (identified cost $120,000)		$119,795

Total Investments — 109.6% (identified cost $354,820,438)		$382,520,868

Other Assets, Less Liabilities — (9.6)%		$(33,655,923)

Net Assets — 100.0%		$348,864,945

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	20.7%
New York	16.7%
Texas	11.0%
Others, representing less than 10% individually	61.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 18.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued/delayed delivery security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Security is in default and making only partial interest payments.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $1,830,501 or 0.5% of the Fund’s net assets.

(6)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(7)	Amount is less than 0.05%.

13	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	145	Short	Dec-17	$(18,170,313)	$194,571
U.S. Long Treasury Bond	121	Short	Dec-17	(18,490,313)	303,218

					$497,789

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.

LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
USD	–	United States Dollar

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 104.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$12,020,200
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.16%, (SIFMA + 0.22%), 12/1/20(1)	4,800	4,801,536
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	20,905	23,979,289

		$40,801,025

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$14,652	$4,389,248

		$4,389,248

Education — 8.1%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/21	$325	$369,535
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	1,000	1,169,590
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	6,620	8,083,086
New York Dormitory Authority, (State University), 5.00%, 7/1/21	1,250	1,422,413
Ohio State University, 5.00%, 12/1/39	10,000	11,660,400
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,389,412
Rutgers State University, NJ, 5.00%, 5/1/43(3)	37,000	41,754,870
Tennessee School Bond Authority, 5.00%, 11/1/35	8,085	9,741,293
University of California, 5.00%, 5/15/42	17,500	20,567,400
University of California, 5.25%, 5/15/36	7,080	8,438,510
University of California, 5.25%, 5/15/37	13,000	15,459,080
University of California, 5.25%, 5/15/38	7,700	9,146,060
University of California, 5.25%, 5/15/42	10,000	12,120,600
University of Minnesota, 5.00%, 8/1/21	1,075	1,226,048
University of Minnesota, 5.00%, 9/1/35	4,605	5,548,150
University of Virginia, 5.00%, 4/1/38	27,060	32,372,419
University of Virginia, 5.00%, 4/1/39	32,640	38,927,117

		$229,395,983

Electric Utilities — 7.9%
Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/47	$3,000	$3,505,020
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	9,269,166
Nebraska Public Power District, 5.00%, 1/1/21	1,150	1,288,311

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Omaha Public Power District, NE, 5.00%, 2/1/39	$14,190	$16,328,717
Owensboro, KY, Electric Light and Power System Revenue, 4.00%, 1/1/26	1,750	1,964,095
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	7,053,467
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	5,625	6,488,100
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(3)	41,100	43,310,769
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,384,400
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(3)	22,500	26,847,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(3)	27,500	32,702,175
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	32,100	37,270,026
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	25,180	26,922,456

		$224,333,702

Escrowed / Prerefunded — 5.8%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,731,896
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	10,616,896
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	16,006,254
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	350	384,202
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	375	412,646
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	22,875	25,295,404
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	648,209
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	4,178,538
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	5,136,288
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	5,114,818
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	4,133,720
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	4,375,863
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	20,299,121

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	$10,000	$11,686,100
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	12,180,878
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,117,450
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,968,125
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(3)	14,590	15,309,655
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	10,795	11,435,575

		$165,031,638

General Obligations — 20.7%
Arlington County, VA, 5.00%, 8/15/27	$9,255	$11,745,706
Arlington County, VA, 5.00%, 8/15/29	9,455	11,834,445
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/35	5,000	5,688,250
California, 5.00%, 8/1/26	8,440	10,478,682
California, 5.00%, 11/1/30	20,000	24,530,400
California, 5.00%, 8/1/46	10,000	11,584,400
Chicago, IL, 6.00%, 1/1/38	7,500	8,688,000
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	785,247
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,031,360
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,288,513
Dallas, TX, 5.00%, 2/15/24	10,530	12,358,429
Erie County, PA, 5.00%, 9/1/21	200	227,134
Erie County, PA, 5.00%, 9/1/22	250	289,563
Fremont Union High School District, CA, 5.00%, 8/1/44	17,820	21,238,054
Gallatin County High School District No. 7, (Bozeman), MT, 4.00%, 6/1/34	1,750	1,926,803
Gallatin County High School District No. 7, (Bozeman), MT, 4.00%, 6/1/36	1,230	1,344,452
Georgia, 4.00%, 1/1/25	10,000	11,548,700
Glendale Community College District, CA, (Election of 2016), 5.25%, 8/1/41	10,000	12,151,500
Illinois, 5.00%, 2/1/24	10,705	11,754,197
Illinois, 5.00%, 11/1/24	11,295	12,423,032
Illinois, 5.00%, 2/1/27	18,500	20,153,345
Illinois, 5.25%, 7/1/30	6,150	6,672,934

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	$1,920	$2,210,707
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,716,234
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,785,885
Maryland, 4.00%, 6/1/27	10,075	11,410,038
Maryland, 4.00%, 6/1/28	5,080	5,722,010
Maryland, 5.00%, 8/1/23	17,150	20,493,564
Massachusetts, 1.41%, (SIFMA + 0.47%), 2/1/19(1)	5,000	5,014,250
Massachusetts, 5.00%, 7/1/35	10,000	11,644,900
Massachusetts, 5.00%, 7/1/36	21,160	24,560,200
Massachusetts, 5.00%, 3/1/37	11,000	12,770,780
Massachusetts, 5.00%, 4/1/47	16,295	18,972,920
Menomonee Falls, WI, 3.00%, 6/1/20	225	234,738
Minnesota, 5.00%, 10/1/33(4)	12,000	14,668,920
New York, NY, 4.00%, 10/1/41(4)	5,000	5,335,450
New York, NY, 5.00%, 8/1/33	10,000	11,866,600
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,415,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	41,620	43,347,230
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(3)	57,400	61,413,408
Santa Monica Community College District, CA, (Election of 2008), 5.00%, 8/1/35	7,000	8,409,520
South Portland, ME, 2.50%, 7/15/22	250	263,243
South Portland, ME, 3.00%, 7/15/20	400	421,272
South Portland, ME, 3.00%, 7/15/21	650	694,148
Suffolk County, NY, 5.00%, 5/1/22	5,000	5,745,350
Washington, 5.00%, 8/1/33(4)	16,140	19,426,588
Washington, 5.00%, 8/1/40	20,035	23,270,252
Washington, Series 2011B, 5.00%, 2/1/33	14,150	15,786,872
Washington, Series 2014D, 5.00%, 2/1/33	17,800	20,882,782
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,968,681

		$590,194,688

Hospital — 8.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,345,753
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)	36,700	39,506,449
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,975,961
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,755,078

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	$13,675	$15,649,670
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,494,162
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,404,600
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,772,450
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,823,075
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/20	780	827,830
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/21	500	539,990
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/22	500	546,015
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,567,333
Minneapolis and St. Paul Housing Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/21	200	229,622
Minneapolis and St. Paul Housing Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/22	545	638,140
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,611,087
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/35	1,500	1,744,965
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/23	220	257,407
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/24	250	297,167
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/25	220	263,008
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/37	1,600	1,833,840
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/42	2,000	2,272,580
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	4,250	5,237,445
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/28	1,855	2,310,180
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,529,188
Shelby County Health, Educational and Housing Facility Board, TN, (Methodist Le Bonheur Healthcare), 5.00%, 5/1/35	3,235	3,758,876
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,575,300
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	17,798,228
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,624,212

		$246,189,611

Security	Principal Amount (000’s omitted)	Value

Housing — 0.4%
Nebraska Investment Finance Authority, Single Family Housing Revenue, (AMT), (FHLMC), (FNMA), (GNMA), 1.60%, 3/1/21	$1,145	$1,140,970
Nebraska Investment Finance Authority, Single Family Housing Revenue, (AMT), (FHLMC), (FNMA), (GNMA), 1.70%, 9/1/21	315	313,649
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,576,798

		$12,031,417

Industrial Development Revenue — 1.8%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,256,693
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	6,610	7,206,750
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	365	382,053
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	30,242,108
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	5,038,600
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(5)	1,000	1,111,090

		$52,237,294

Insured – Education — 0.0%(6)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,284,809

		$1,284,809

Insured – Escrowed / Prerefunded — 0.7%
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), Prerefunded to 10/1/18, 5.25%, 10/1/41	$18,775	$19,570,309

		$19,570,309

Insured – General Obligations — 0.2%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42(4)	$480	$490,574
Atlantic City, NJ, (AGM), 5.00%, 3/1/25(4)	750	878,325
Atlantic City, NJ, (AGM), 5.00%, 3/1/26(4)	500	588,470
Atlantic City, NJ, (AGM), 5.00%, 3/1/27(4)	650	773,786
Atlantic City, NJ, (AGM), 5.00%, 3/1/32(4)	1,750	2,022,580
West Bloomfield School District, MI, (AGM), 4.00%, 5/1/21	540	588,908
West Bloomfield School District, MI, (AGM), 5.00%, 5/1/22	550	631,637

		$5,974,280

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$13,138,560

		$13,138,560

Insured – Other Revenue — 1.2%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$28,604,700
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,493,486

		$35,098,186

Insured – Special Tax Revenue — 4.1%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,082,750
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,989,586
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	18,543,922
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	53,401,990
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	25,644,384

		$115,662,632

Insured – Student Loan — 0.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$18,665	$19,520,977

		$19,520,977

Insured – Transportation — 2.0%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,470,550
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	405	418,811
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	3,055	3,146,070
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	47,002,165

		$56,037,596

Lease Revenue / Certificates of Participation — 0.4%
Wake County, NC, Limited Obligation Bonds, 5.00%, 12/1/34	$9,500	$11,264,435

		$11,264,435

Security	Principal Amount (000’s omitted)	Value

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$7,110	$7,144,057

		$7,144,057

Other Revenue — 2.9%
Burke County, NC, Limited Obligation Bonds, 4.00%, 4/1/20	$250	$267,772
Burke County, NC, Limited Obligation Bonds, 4.00%, 4/1/21	75	82,012
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	61,513
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,628,200
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(5)	4,586	4,585,729
Oregon, Lottery Revenue, 5.00%, 4/1/35	1,500	1,795,875
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	21,135	25,825,491
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,408,086
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	33,059,888
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.927%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	999,430

		$83,713,996

Senior Living / Life Care — 0.5%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	$409	$99,976
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	13,148,000
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31(4)	1,010	1,119,080
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32(4)	525	579,626

		$14,946,682

Special Tax Revenue — 9.0%
Maryland Department of Transportation, 4.00%, 9/1/27	$6,995	$8,248,224
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.25%, 11/15/33	10,000	12,386,200
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(8)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	400	398,499

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	$7,555	$8,966,878
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/36	5,000	5,889,250
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	8,550	10,008,801
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	11,625	13,455,821
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	5,155	6,045,990
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39	15,000	17,650,800
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/42	24,110	28,123,592
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	10,000	11,696,600
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/38	6,000	7,022,520
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/39	3,000	3,505,890
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	19,075	22,857,191
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,483,760
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	15,000	17,617,050
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	10,000	11,690,500
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	2,305	2,745,002
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,865,900
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/30	4,120	4,942,146
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/34	14,200	17,067,264
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/31	10,000	11,998,300
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	485	485,718
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	355	332,720
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	1,070,667
Texas Transportation Commission, 5.00%, 4/1/33(3)	10,000	11,761,500

		$257,316,783

Security	Principal Amount (000’s omitted)	Value

Student Loan — 0.4%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$5,980	$6,315,956
Massachusetts Educational Financing Authority, (AMT), 4.00%, 7/1/20	375	398,636
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,585,747

		$12,300,339

Transportation — 16.0%
Central Texas Regional Mobility Authority, 5.00%, 1/1/40	$2,105	$2,364,841
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,357,300
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,839,701
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,882,730
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,890,400
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	8,000	9,270,320
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	13,000	14,996,150
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	1,000	1,134,010
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,296,180
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	18,394,089
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,230,093
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,322,441
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	13,205,127
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	5,965	6,935,923
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,316,667
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,438,764
Illinois Toll Highway Authority, 5.00%, 1/1/33	3,365	3,851,343
Illinois Toll Highway Authority, 5.25%, 1/1/30(3)	18,180	19,694,394
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	23,898,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(3)	7,200	7,888,464
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40(4)	2,000	2,000,000
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	10,050	11,882,919
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,735	3,957,643
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,304,300

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	$23,900	$27,223,773
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,268,700
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,727,900
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	7,425	8,697,868
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	5,800	7,010,924
New Jersey Turnpike Authority, 5.00%, 1/1/40	9,265	10,827,542
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,465	8,246,511
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	3,145	3,435,629
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	13,099,538
Pennsylvania Turnpike Commission, 5.00%, 12/1/28(4)	1,500	1,827,330
Pennsylvania Turnpike Commission, 5.00%, 12/1/35(4)	1,250	1,463,538
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	3,490	3,834,707
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,664,859
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	12,125	13,463,600
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/30	250	300,770
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	675	803,831
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	28,890	29,449,599
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/36	4,000	4,624,680
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/37	1,000	1,152,680
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	32,885,040
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	26,810,561
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(3)	24,390	25,568,769

		$455,740,548

Water and Sewer — 10.2%
Colorado Springs, CO, Utilities System Revenue, 5.00%, 11/15/22	$4,250	$4,989,500
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,853,050
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,324,622

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$56,420	$61,145,175
East Bay Municipal Utility District, CA, 5.00%, 6/1/30	5,000	6,287,650
East Bay Municipal Utility District, CA, 5.00%, 6/1/34	5,355	6,321,042
East Bay Municipal Utility District, CA, 5.00%, 6/1/36	10,000	11,773,300
East Bay Municipal Utility District, CA, 5.00%, 6/1/37	13,465	15,811,680
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/33	4,180	5,096,841
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/34	4,665	5,661,351
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/42	20,000	23,798,200
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.25%, 6/1/47	10,000	12,119,600
Macomb Interceptor Drain Drainage District, MI, 5.00%, 5/1/21	730	826,418
Macomb Interceptor Drain Drainage District, MI, 5.00%, 5/1/22	500	579,735
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,046,486
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,747,538
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	3,250	3,805,945
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	14,100	16,439,472
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(3)	32,355	33,501,661
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,594,400
Pearland, TX, Water and Sewer System Revenue, 5.00%, 9/1/22	480	559,421
Santa Clara Valley Water District, CA, 5.00%, 6/1/41	10,000	11,740,300
Texas Water Development Board, 5.00%, 10/15/42(4)	10,000	11,774,900
Tucson, AZ, Water System Revenue, 5.00%, 7/1/24	1,000	1,212,960
Tucson, AZ, Water System Revenue, 5.00%, 7/1/25	1,100	1,350,613

		$291,361,860

Total Tax-Exempt Municipal Securities — 104.1% (identified cost $2,791,325,449)		$2,964,680,655

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Taxable Municipal Securities — 5.5%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(6)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$1,832	$548,707

		$548,707

Education — 0.6%
University of California, 3.063%, 7/1/25	$16,270	$16,708,151

		$16,708,151

General Obligations — 1.7%
Chicago, IL, 7.517%, 1/1/40(9)	$25,000	$29,157,250
Chicago, IL, 7.75%, 1/1/42	7,900	8,667,722
Georgia, 2.62%, 2/1/26	11,035	10,957,755

		$48,782,727

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,290,272

		$36,290,272

Insured – Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$14,938,650
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	21,594,857

		$36,533,507

Special Tax Revenue — 0.6%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.86%, 2/1/27	$3,000	$2,941,920
New York Urban Development Corp., Personal Income Tax Revenue, 3.12%, 3/15/25	13,500	13,838,310

		$16,780,230

Total Taxable Municipal Securities — 5.5% (identified cost $144,309,568)		$155,643,594

Corporate Bonds & Notes — 0.4%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.4%
AHS Hospital Corp., 5.024%, 7/1/45	$5,000	$5,942,055
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,960	4,996,358

Total Corporate Bonds & Notes — 0.4% (identified cost $11,033,366)		$10,938,413

Total Investments — 110.0% (identified cost $2,946,668,383)		$3,131,262,662

Other Assets, Less Liabilities — (10.0)%		$(285,086,663)

Net Assets — 100.0%		$2,846,175,999

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	20.5%
New York	19.3%
Texas	14.5%
Others, representing less than 10% individually	55.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 4.8% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	When-issued/delayed delivery security.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $5,696,819 or 0.2% of the Fund’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security is in default and making only partial interest payments.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

21	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

(9)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	1,500	Short	Dec-17	$(229,218,750)	$3,758,898

					$3,758,898

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
USD	–	United States Dollar

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Statements of Assets and Liabilities

	September 30, 2017
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$354,820,438	$2,946,668,383
Unrealized appreciation	27,700,430	184,594,279
Investments, at value	$382,520,868	$3,131,262,662
Cash	$11,322,012	$9,682,385
Deposits for financial futures contracts	529,770	4,500,000
Interest receivable	4,659,301	37,078,805
Receivable for investments sold	2,263,795	32,578,510
Receivable for Fund shares sold	138,032	1,939,606
Receivable for variation margin on open financial futures contracts	30,204	—
Total assets	$401,463,982	$3,217,041,968

Liabilities
Payable for floating rate notes issued	$40,970,000	$296,815,000
Payable for when-issued/delayed delivery securities	10,435,221	63,055,679
Payable for variation margin on open financial futures contracts	—	46,875
Payable for Fund shares redeemed	502,142	5,893,744
Distributions payable	156,701	1,430,377
Payable to affiliates:
Investment adviser fee	124,533	820,342
Distribution and service fees	64,560	719,427
Interest expense and fees payable	200,295	1,387,432
Accrued expenses	145,585	697,093
Total liabilities	$52,599,037	$370,865,969
Net Assets	$348,864,945	$2,846,175,999

Sources of Net Assets
Paid-in capital	$359,393,649	$3,747,898,218
Accumulated net realized loss	(40,254,646)	(1,100,294,871)
Accumulated undistributed net investment income	1,527,723	10,219,475
Net unrealized appreciation	28,198,219	188,353,177
Net Assets	$348,864,945	$2,846,175,999

Class A Shares
Net Assets	$155,588,717	$1,600,126,742
Shares Outstanding	17,046,538	161,199,113
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.13	$9.93
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.59	$10.43

Class B Shares
Net Assets	$—	$6,717,881
Shares Outstanding	—	676,810
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.93

Class C Shares
Net Assets	$39,098,844	$462,268,824
Shares Outstanding	4,307,662	46,572,039
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.08	$9.93

Class I Shares
Net Assets	$154,177,384	$777,062,552
Shares Outstanding	15,464,240	78,284,715
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.97	$9.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Statements of Operations

	Year Ended September 30, 2017
Investment Income	AMT-Free Fund	National Fund
Interest	$17,133,353	$132,473,814
Total investment income	$17,133,353	$132,473,814

Expenses
Investment adviser fee	$1,562,892	$10,172,230
Distribution and service fees
Class A	439,872	4,163,957
Class B	3,051	115,848
Class C	412,284	5,099,807
Trustees’ fees and expenses	20,299	101,500
Custodian fee	89,315	510,444
Transfer and dividend disbursing agent fees	111,155	1,058,134
Legal and accounting services	71,131	185,223
Printing and postage	21,668	116,166
Registration fees	89,976	149,761
Interest expense and fees	574,644	4,613,009
Miscellaneous	54,791	211,995
Total expenses	$3,451,078	$26,498,074

Net investment income	$13,682,275	$105,975,740

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,534,375	$9,329,088
Financial futures contracts	2,025,456	21,695,951
Net realized gain	$4,559,831	$31,025,039
Change in unrealized appreciation (depreciation) —
Investments	$(17,904,409)	$(107,883,495)
Financial futures contracts	125,087	(1,902,882)
Net change in unrealized appreciation (depreciation)	$(17,779,322)	$(109,786,377)

Net realized and unrealized loss	$(13,219,491)	$(78,761,338)

Net increase in net assets from operations	$462,784	$27,214,402

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Statements of Changes in Net Assets

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$13,682,275	$105,975,740
Net realized gain	4,559,831	31,025,039
Net change in unrealized appreciation (depreciation)	(17,779,322)	(109,786,377)
Net increase in net assets from operations	$462,784	$27,214,402
Distributions to shareholders —
From net investment income
Class A	$(6,820,357)	$(61,522,253)
Class B	(9,554)	(340,756)
Class C	(1,288,630)	(15,020,929)
Class I	(5,640,830)	(28,735,950)
Total distributions to shareholders	$(13,759,371)	$(105,619,888)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,621,044	$126,339,026
Class B	2,952	97,636
Class C	2,335,395	23,900,574
Class I	65,424,212	374,243,229
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,287,424	52,070,599
Class B	5,012	289,706
Class C	1,036,787	11,985,618
Class I	4,250,282	23,093,780
Cost of shares redeemed
Class A	(62,858,604)	(395,385,791)
Class B	(76,797)	(2,352,032)
Class C	(8,361,832)	(135,670,059)
Class I	(64,803,824)	(305,867,231)
Net asset value of shares exchanged
Class A	181,803	7,478,483
Class B	(181,803)	(7,478,483)
Net asset value of shares merged*
Class A	205,964	—
Class B	(205,964)	—
Net decrease in net assets from Fund share transactions	$(37,137,949)	$(227,254,945)

Net decrease in net assets	$(50,434,536)	$(305,660,431)

Net Assets
At beginning of year	$399,299,481	$3,151,836,430
At end of year	$348,864,945	$2,846,175,999

Accumulated undistributed net investment income included in net assets
At end of year	$1,527,723	$10,219,475

*	At the close of business on September 20, 2017, Class B shares of AMT-Free Fund were merged into Class A shares.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$14,111,221	$119,398,540
Net realized gain (loss)	(2,376,433)	30,130,459
Net change in unrealized appreciation (depreciation)	10,278,783	83,318,098
Net increase in net assets from operations	$22,013,571	$232,847,097
Distributions to shareholders —
From net investment income
Class A	$(7,463,799)	$(71,932,836)
Class B	(17,721)	(653,378)
Class C	(1,335,701)	(17,833,506)
Class I	(5,214,655)	(28,116,135)
Total distributions to shareholders	$(14,031,876)	$(118,535,855)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$23,717,733	$121,279,280
Class B	67,776	180,949
Class C	8,306,486	45,860,167
Class I	52,505,238	270,386,041
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,780,436	61,027,754
Class B	10,960	540,641
Class C	1,019,775	13,895,605
Class I	3,812,028	22,525,860
Cost of shares redeemed
Class A	(30,665,637)	(298,162,237)
Class B	(170,468)	(4,435,673)
Class C	(6,597,363)	(89,291,751)
Class I	(14,318,244)	(291,379,358)
Net asset value of shares exchanged
Class A	233,183	6,186,649
Class B	(233,183)	(6,186,649)
Net increase (decrease) in net assets from Fund share transactions	$44,468,720	$(147,572,722)

Net increase (decrease) in net assets	$52,450,415	$(33,261,480)

Net Assets
At beginning of year	$346,849,066	$3,185,097,910
At end of year	$399,299,481	$3,151,836,430

Accumulated undistributed net investment income included in net assets
At end of year	$1,527,986	$10,671,792

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Statements of Cash Flows

	Year Ended September 30, 2017
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$462,784	$27,214,402
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(127,438,680)	(2,268,175,207)
Investments sold	163,578,550	2,499,870,603
Net amortization/accretion of premium (discount)	(1,440,795)	8,682,427
Decrease in deposits for financial futures contracts	295,230	3,650,000
Decrease in interest receivable	155,182	3,018,435
Decrease in receivable for variation margin on open financial futures contracts	250,874	2,937,500
Increase in payable for variation margin on open financial futures contracts	—	46,875
Decrease in payable to affiliate for investment adviser fee	(16,788)	(62,398)
Decrease in payable to affiliate for distribution and service fees	(14,140)	(153,537)
Increase in interest expense and fees payable	67,463	242,105
Decrease in accrued expenses	(15,680)	(55,738)
Net change in unrealized (appreciation) depreciation from investments	17,904,409	107,883,495
Net realized gain from investments	(2,534,375)	(9,329,088)
Net cash provided by operating activities	$51,254,034	$375,769,874

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$88,358,386	$526,653,631
Fund shares redeemed	(136,305,679)	(842,523,610)
Distributions paid, net of reinvestments	(2,242,539)	(18,330,674)
Proceeds from secured borrowings	9,325,000	—
Repayment of secured borrowings	(7,990,000)	(30,410,000)
Decrease in demand note payable	—	(1,500,000)
Net cash used in financing activities	$(48,854,832)	$(366,110,653)

Net increase in cash	$2,399,202	$9,659,221

Cash at beginning of year	$8,922,810	$23,164

Cash at end of year	$11,322,012	$9,682,385

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$11,579,505	$87,439,703
Cash paid for interest and fees	$507,181	$4,370,904

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.430	$9.210	$9.350	$8.670	$9.600

Income (Loss) From Operations
Net investment income(1)	$0.351	$0.358	$0.374	$0.395	$0.400
Net realized and unrealized gain (loss)	(0.298)	0.218	(0.142)	0.677	(0.934)

Total income (loss) from operations	$0.053	$0.576	$0.232	$1.072	$(0.534)

Less Distributions
From net investment income	$(0.353)	$(0.356)	$(0.372)	$(0.392)	$(0.396)

Total distributions	$(0.353)	$(0.356)	$(0.372)	$(0.392)	$(0.396)

Net asset value — End of year	$9.130	$9.430	$9.210	$9.350	$8.670

Total Return(2)	0.64%	6.33%	2.52%	12.63%	(5.75)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$155,589	$198,762	$194,227	$200,408	$224,506
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.82%	0.81%	0.82%	0.83%	0.83%
Interest and fee expense(4)	0.16%	0.10%	0.08%	0.09%	0.11%
Total expenses(3)	0.98%	0.91%	0.90%	0.92%	0.94%
Net investment income	3.86%	3.81%	4.02%	4.40%	4.26%
Portfolio Turnover	33%	21%	17%	24%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.380	$9.160	$9.300	$8.620	$9.550

Income (Loss) From Operations
Net investment income(1)	$0.281	$0.286	$0.302	$0.326	$0.327
Net realized and unrealized gain (loss)	(0.298)	0.218	(0.142)	0.677	(0.933)

Total income (loss) from operations	$(0.017)	$0.504	$0.160	$1.003	$(0.606)

Less Distributions
From net investment income	$(0.283)	$(0.284)	$(0.300)	$(0.323)	$(0.324)

Total distributions	$(0.283)	$(0.284)	$(0.300)	$(0.323)	$(0.324)

Net asset value — End of year	$9.080	$9.380	$9.160	$9.300	$8.620

Total Return(2)	(0.12)%	5.56%	1.75%	11.84%	(6.51)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$39,099	$45,606	$41,903	$37,193	$40,823
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.57%	1.56%	1.57%	1.58%	1.58%
Interest and fee expense(4)	0.16%	0.10%	0.08%	0.09%	0.11%
Total expenses(3)	1.73%	1.66%	1.65%	1.67%	1.69%
Net investment income	3.11%	3.06%	3.27%	3.65%	3.52%
Portfolio Turnover	33%	21%	17%	24%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.300	$10.060	$10.210	$9.470	$10.480

Income (Loss) From Operations
Net investment income(1)	$0.407	$0.415	$0.434	$0.455	$0.463
Net realized and unrealized gain (loss)	(0.327)	0.240	(0.152)	0.737	(1.015)

Total income (loss) from operations	$0.080	$0.655	$0.282	$1.192	$(0.552)

Less Distributions
From net investment income	$(0.410)	$(0.415)	$(0.432)	$(0.452)	$(0.458)

Total distributions	$(0.410)	$(0.415)	$(0.432)	$(0.452)	$(0.458)

Net asset value — End of year	$9.970	$10.300	$10.060	$10.210	$9.470

Total Return(2)	0.87%	6.60%	2.70%	12.99%	(5.46)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$154,177	$154,458	$109,937	$102,404	$99,553
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.57%	0.56%	0.57%	0.58%	0.58%
Interest and fee expense(4)	0.16%	0.10%	0.08%	0.09%	0.11%
Total expenses(3)	0.73%	0.66%	0.65%	0.67%	0.69%
Net investment income	4.09%	4.04%	4.27%	4.64%	4.52%
Portfolio Turnover	33%	21%	17%	24%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.170	$9.810	$9.870	$9.170	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.366	$0.385	$0.389	$0.446	$0.468
Net realized and unrealized gain (loss)	(0.242)	0.357	(0.064)	0.707	(1.032)

Total income (loss) from operations	$0.124	$0.742	$0.325	$1.153	$(0.564)

Less Distributions
From net investment income	$(0.364)	$(0.382)	$(0.385)	$(0.453)	$(0.466)

Total distributions	$(0.364)	$(0.382)	$(0.385)	$(0.453)	$(0.466)

Net asset value — End of year	$9.930	$10.170	$9.810	$9.870	$9.170

Total Return(2)	1.31%	7.68%	3.35%	12.89%	(5.77)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,600,127	$1,857,375	$1,899,324	$2,126,465	$2,134,502
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.68%	0.67%	0.67%	0.71%	0.66%
Interest and fee expense(4)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(3)	0.84%	0.79%	0.76%	0.80%	0.77%
Net investment income	3.71%	3.83%	3.94%	4.71%	4.67%
Portfolio Turnover	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	National Fund — Class B
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.170	$9.810	$9.870	$9.170	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.292	$0.311	$0.315	$0.379	$0.392
Net realized and unrealized gain (loss)	(0.242)	0.356	(0.064)	0.704	(1.031)

Total income (loss) from operations	$0.050	$0.667	$0.251	$1.083	$(0.639)

Less Distributions
From net investment income	$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Total distributions	$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Net asset value — End of year	$9.930	$10.170	$9.810	$9.870	$9.170

Total Return(2)	0.55%	6.88%	2.58%	12.06%	(6.47)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,718	$16,644	$25,732	$42,655	$59,244
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.43%	1.42%	1.42%	1.46%	1.41%
Interest and fee expense(4)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(3)	1.59%	1.54%	1.51%	1.55%	1.52%
Net investment income	2.96%	3.10%	3.20%	4.01%	3.90%
Portfolio Turnover	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.170	$9.810	$9.870	$9.170	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.292	$0.310	$0.315	$0.376	$0.392
Net realized and unrealized gain (loss)	(0.242)	0.357	(0.064)	0.707	(1.031)

Total income (loss) from operations	$0.050	$0.667	$0.251	$1.083	$(0.639)

Less Distributions
From net investment income	$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Total distributions	$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Net asset value — End of year	$9.930	$10.170	$9.810	$9.870	$9.170

Total Return(2)	0.56%	6.88%	2.58%	12.06%	(6.47)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$462,269	$576,664	$585,346	$645,801	$681,072
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.43%	1.42%	1.42%	1.46%	1.41%
Interest and fee expense(4)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(3)	1.59%	1.54%	1.51%	1.55%	1.52%
Net investment income	2.96%	3.08%	3.19%	3.98%	3.92%
Portfolio Turnover	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.170	$9.810	$9.870	$9.180	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.390	$0.410	$0.413	$0.478	$0.492
Net realized and unrealized gain (loss)	(0.241)	0.357	(0.063)	0.690	(1.021)

Total income (loss) from operations	$0.149	$0.767	$0.350	$1.168	$(0.529)

Less Distributions
From net investment income	$(0.389)	$(0.407)	$(0.410)	$(0.478)	$(0.491)

Total distributions	$(0.389)	$(0.407)	$(0.410)	$(0.478)	$(0.491)

Net asset value — End of year	$9.930	$10.170	$9.810	$9.870	$9.180

Total Return(2)	1.56%	7.94%	3.50%	13.17%	(5.43)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$777,063	$701,153	$674,696	$686,514	$981,936
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.43%	0.42%	0.42%	0.46%	0.41%
Interest and fee expense(4)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(3)	0.59%	0.54%	0.51%	0.55%	0.52%
Net investment income	3.95%	4.09%	4.19%	5.07%	4.93%
Portfolio Turnover	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The AMT-Free Fund offers three classes of shares. The National Fund offers four classes of shares. The AMT-Free Fund previously offered Class B shares. At the close of business on September 20, 2017, the Class B shares of AMT-Free Fund were merged into Class A shares of AMT-Free Fund. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically converted/convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

35

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$40,970,000	$296,815,000
Interest Rate or Range of Interest Rates (%)	0.96 - 0.97	0.96 - 1.02
Collateral for Floating Rate Notes Outstanding	$64,019,023	$432,055,943

For the year ended September 30, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$40,330,795	$325,225,438
Average Interest Rate	1.42%	1.42%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2017.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

36

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date was July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. All residual interest bonds held by the Funds during the year ended September 30, 2017 were Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2017 and September 30, 2016 was as follows:

	Year Ended September 30, 2017
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$13,629,608	$99,639,707
Ordinary income	$129,763	$5,980,181

37

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

	Year Ended September 30, 2016
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$14,019,517	$111,588,564
Ordinary income	$12,359	$6,947,291

During the year ended September 30, 2017, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization and accretion of market discount.

	AMT-Free Fund	National Fund

Change in:
Paid-in capital	$(55,876,213)	$(16,271,265)
Accumulated net realized loss	$55,799,380	$17,079,434
Accumulated undistributed net investment income	$76,833	$(808,169)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	AMT-Free Fund	National Fund
Undistributed tax-exempt income	$1,684,424	$11,712,845
Capital loss carryforwards and deferred capital losses	$(40,298,829)	$(1,130,774,057)
Net unrealized appreciation	$28,242,402	$218,769,370
Other temporary differences	$(156,701)	$(1,430,377)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount, defaulted bond interest, expenditures on defaulted bonds and residual interest bonds.

38

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

At September 30, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2018	$10,549,691	$797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforwards	$10,549,691	$853,644,369

Deferred capital losses:
Short-term	$15,098,515	$152,211,165
Long-term	$14,650,623	$124,918,523

Included in the amounts above for National Fund are capital loss carryforwards of $7,766,545 as a result of reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$313,308,466	$2,615,678,292

Gross unrealized appreciation	$30,779,301	$238,968,769
Gross unrealized depreciation	(2,536,899)	(20,199,399)

Net unrealized appreciation	$28,242,402	$218,769,370

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

39

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

For the year ended September 30, 2017, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,562,892	$10,172,230
Effective Annual Rate	0.44%	0.35%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2017 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$7,650	$78,018
EVD’s Class A Sales Charges	$18,741	$120,951

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2017 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$439,872	$4,163,957

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2017, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$2,288	$86,886
Class C Distribution Fees	$309,213	$3,824,855

40

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2017 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$763	$28,962
Class C Service Fees	$103,071	$1,274,952

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$1,000	$15,000
Class B	$—	$1,000
Class C	$1,000	$29,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2017 were as follows:

	AMT-Free Fund	National Fund

Purchases	$128,906,235	$2,270,753,958
Sales	$161,156,208	$2,511,189,529

41

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Year Ended September 30, 2017
	Class A	Class B(1)	Class C	Class I

Sales	2,163,432	327	257,467	6,592,820
Issued to shareholders electing to receive payments of distributions in Fund shares	692,435	556	114,812	428,335
Redemptions	(6,933,019)	(8,583)	(928,788)	(6,554,849)
Exchange from Class B shares	20,078	—	—	—
Exchange to Class A shares	—	(20,212)	—	—
Merger from Class B shares	22,496	—	—	—
Merger to Class A shares	—	(22,636)	—	—

Net increase (decrease)	(4,034,578)	(50,548)	(556,509)	466,306

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	2,520,340	7,235	888,506	5,100,881
Issued to shareholders electing to receive payments of distributions in Fund shares	721,346	1,176	109,068	371,008
Redemptions	(3,264,204)	(18,382)	(706,437)	(1,396,701)
Exchange from Class B shares	24,857	—	—	—
Exchange to Class A shares	—	(25,022)	—	—

Net increase (decrease)	2,339	(34,993)	291,137	4,075,188

(1)	At the close of business on September 20, 2017, Class B shares of AMT-Free Fund were merged into Class A shares.

National Fund
	Year Ended September 30, 2017
	Class A	Class B	Class C	Class I

Sales	12,835,603	10,004	2,428,369	38,187,835
Issued to shareholders electing to receive payments of distributions in Fund shares	5,288,742	29,457	1,217,398	2,344,480
Redemptions	(40,305,026)	(238,801)	(13,773,358)	(31,184,190)
Exchange from Class B shares	760,362	—	—	—
Exchange to Class A shares	—	(760,484)	—	—

Net increase (decrease)	(21,420,319)	(959,824)	(10,127,591)	9,348,125

42

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

National Fund (continued)
	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	12,090,458	17,973	4,565,856	26,891,785
Issued to shareholders electing to receive payments of distributions in Fund shares	6,070,050	53,873	1,382,163	2,240,594
Redemptions	(29,702,744)	(441,937)	(8,897,967)	(28,946,822)
Exchange from Class B shares	615,708	—	—	—
Exchange to Class A shares	—	(615,733)	—	—

Net increase (decrease)	(10,926,528)	(985,824)	(2,949,948)	185,557

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2017.

Effective November 1, 2017, the Funds renewed their line of credit agreement, which expires October 30, 2018, at substantially the same terms.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2017 is included in the Portfolio of Investments. At September 30, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2017 were as follows:

	AMT-Free Fund		National Fund

Asset Derivative:
Futures Contracts	$497,789	(1)	$3,758,898	(1)

Total	$497,789		$3,758,898

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

43

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2017 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$2,025,456	(1)	$21,695,951	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$125,087	(2)	$(1,902,882	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended September 30, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Cost:
Futures Contracts — Short	$48,741,000	$298,967,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$382,401,073	$—	$382,401,073
Taxable Municipal Securities	—	119,795	—	119,795

Total Investments	$—	$382,520,868	$—	$382,520,868

Futures Contracts	$497,789	$—	$—	$497,789

Total	$497,789	$382,520,868	$—	$383,018,657

44

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$2,964,680,655	$—	$2,964,680,655
Taxable Municipal Securities	—	155,643,594	—	155,643,594
Corporate Bonds & Notes	—	10,938,413	—	10,938,413

Total Investments	$—	$3,131,262,662	$—	$3,131,262,662

Futures Contracts	$3,758,898	$—	$—	$3,758,898

Total	$3,758,898	$3,131,262,662	$—	$3,135,021,560

The Funds held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

45

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance AMT-Free Municipal Income Fund as of September 30, 2017, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2017

46

Eaton Vance

National Municipal Income Fund

September 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Municipal Income Fund as of September 30, 2017, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2017

47

Eaton Vance

Municipal Income Funds

September 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2017, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

AMT-Free Municipal Income Fund	99.06%
National Municipal Income Fund	94.34%

48

Eaton Vance

Municipal Income Funds

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

49

Eaton Vance

Municipal Income Funds

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that (i) the continuation of the investment advisory agreement of Eaton Vance AMT-Free Municipal Income Fund (the “AMT-Free Muni Income Fund”) with Eaton Vance Management (“EVM”) and (ii) the continuation of the investment advisory agreement of Eaton Vance National Municipal Income Fund (the “National Muni Income Fund”, together with the AMT-Free Muni Income Fund, the “Funds” and each, a “Fund”) with Boston Management and Research (“BMR”) (EVM, with respect to the AMT-Free Muni Income Fund, and BMR, with respect to the National Muni Income Fund, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, respectively, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of each Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered each Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the applicable Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Advisers or its affiliates may be subject in managing the Funds.

50

Eaton Vance

Municipal Income Funds

September 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for each Fund. The Board considered, among other things, each Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

51

Eaton Vance

Municipal Income Funds

September 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

52

Eaton Vance

Municipal Income Funds

September 30, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusts hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm)
(1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

53

Eaton Vance

Municipal Income Funds

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

54

Eaton Vance

Municipal Income Funds

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

55

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

56

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448     9.30.17

Eaton Vance

Municipals Trust

Annual Report

September 30, 2017

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2017

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Opportunities Fund	4
Massachusetts Municipal Income Fund	6
New York Municipal Income Fund	8
Ohio Municipal Income Fund	10

Endnotes and Additional Disclosures	12

Fund Expenses	13

Financial Statements	16

Report of Independent Registered Public Accounting Firm	60

Federal Tax Information	61

Board of Trustees’ Contract Approval	62

Management and Organization	66

Important Notices	69

Eaton Vance

Municipal Income Funds

September 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on October 1, 2016 played out as a tale of two markets. For the first two months of the period, interest rates rose and municipal bond prices declined. But from December 2016 until nearly the end of the period on September 30, 2017, longer-term rates generally fell and municipals gained back some, but not all, of their previous losses.

As the period opened, municipal bonds had just come off of a rally fueled by mixed U.S. economic reports, ongoing Federal Reserve Board (the Fed) caution, and the United Kingdom’s June 2016 vote to leave the European Union. In early fall 2016, the rally had ended when remarks by the European Central Bank, the Bank of Japan and the Fed seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in October of 2016.

In November 2016, Donald Trump’s surprise win in the U.S. presidential election precipitated one of the largest municipal market declines in at least two decades. Rates rose, the yield curve steepened and bond prices fell as markets anticipated that decreasing regulation and lower tax rates under a Trump administration could lead to higher economic growth and inflation.

In December 2016, however, interest rates began to reverse direction, despite a Fed rate hike that month and two subsequent hikes in 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, along with loss of confidence that the Trump administration could accomplish health care or tax reform, put downward pressure on long-term rates that would increase as the period wore on. As a result, municipal bonds rallied modestly in December 2016 and continued to stabilize during January and February 2017. From March through July, long-term rates drifted downward and the yield curve flattened. In August and early September, increasing geopolitical tension between the U.S. and North Korea led to a “flight to quality” that drove investors toward the perceived safety of U.S. Treasurys. As a result, rates declined further as Treasury prices rallied, and the municipal market rallied along with Treasurys. But in the final weeks of the period, the rally ended as rates rose in response to Republican legislators’ release of their outline for tax reform, which was viewed as a potential driver of higher U.S. economic growth and inflation.

For the 12-month period, municipal market returns were relatively flat. The Bloomberg Barclays Municipal Bond Index

(the Index),2 a broad measure of the asset class, returned 0.87%, as total return generated from coupon payments was largely canceled out by price declines early in the fiscal year.

For the one-year period as a whole, rates rose throughout the yield curve for municipal AAA-rated7 issues. The greatest increases occurred at the long end of the curve, causing the curve to steepen for the one-year period and longer-term bonds to underperform shorter-term issues. Across the curve, municipal bonds with maturities of 10 years and less outperformed comparable U.S. Treasurys, while 30-year municipals performed in line with 30-year Treasurys.

Fund Performance

For the fiscal year ended September 30, 2017, the California Opportunities, Massachusetts, New York and Ohio Funds’ Class A shares at net asset value (NAV) underperformed the 0.87% return of the Funds’ primary benchmark, the Index.

The Massachusetts, New York, and Ohio Funds’ overall strategy is to invest normally in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues. The California Municipal Opportunities Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, and across different sectors. Management has the ability to be opportunistic in pursuing the California Municipal Opportunities Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the California Municipal Opportunities Fund’s net assets may be invested in below-investment-grade securities.

All four Funds seek to enhance tax-exempt income by entering into residual interest bond transactions (RIB transactions)6 and investing the proceeds of such transactions in additional municipal securities, which creates leverage in the Funds. Leverage has the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During this period of relatively flat performance by municipal bonds, the additional income generated by the use of leverage was a modest contributor to Fund performance versus the Index — which does not employ leverage — for all four Funds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2017

Management’s Discussion of Fund Performance — continued

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategies, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. So in a period when municipal and Treasury bonds generally declined in price, the Funds’ Treasury futures hedge mitigated a portion of that decline — and was thus a contributor to relative performance versus the unhedged Index — for all four Funds.

State-specific Results

Eaton Vance California Municipal Opportunities Fund’s Class A shares at NAV returned -0.60% underperforming the 0.87% return of the Index. The main detractors from Fund performance versus the Index were security selection in zero-coupon bonds, which were the worst-performing coupon structure in the Index during the period; security selection in the water and sewer sector; and two uninsured Puerto Rico bond holdings. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers — in contrast with insured Puerto Rico bonds — were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress. Contributors to Fund performance relative to the Index included the Fund’s hedging strategy, security selection in California state general obligation (GO) bonds, and defensive holdings in floating-rate notes, which were not represented in the Index.

Eaton Vance Massachusetts Municipal Income Fund’s Class A shares at NAV returned -0.02% underperforming the 0.87% return of the Index. Security selection in the health care sector, security selection in the education sector, and security selection in long-maturity bonds, with 22 years or more remaining to maturity, all detracted from Fund performance versus the Index. In contrast, contributors to results versus the Index included the Fund’s hedging strategy, security selection in the transportation sector, and security selection in zero-coupon bonds.

Eaton Vance New York Municipal Income Fund’s Class A shares at NAV returned 0.33% underperforming the 0.87% return of the Index. Detractors from Fund performance relative to the Index included security selection in bonds with 22 years or more remaining to maturity; security selection and an overweight, relative to the Index, in zero-coupon bonds; and security selection in industrial development revenue bonds, which were the best-performing sector in the Index during the period. Contributors to Fund performance versus the Index included the Fund’s hedging strategy, security selection in AAA-rated bonds, and security selection in the health care sector.

Eaton Vance Ohio Municipal Income Fund’s Class A shares at NAV returned 0.39% underperforming the 0.87% return of the Index. Security selection in GO bonds, security selection in AAA-rated bonds, and an overweight in zero-coupon bonds all detracted from Fund performance versus the Index. Contributors to performance relative to the Index included the Fund’s hedging strategy, security selection and an overweight in the health care sector, and an overweight in insured Puerto Rico bonds. All of the Fund’s Puerto Rico holdings were insured by various municipal bond insurers.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Opportunities Fund

September 30, 2017

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	–0.60%	3.39%	3.85%
Class A with 4.75% Maximum Sales Charge	—	—	–5.36	2.38	3.34
Class C at NAV	08/31/2004	12/19/1985	–1.40	2.59	3.08
Class C with 1% Maximum Sales Charge	—	—	–2.37	2.59	3.08
Class I at NAV	03/03/2008	12/19/1985	–0.35	3.64	4.10
Bloomberg Barclays Municipal Bond Index	—	—	0.87%	3.00%	4.52%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.82%	1.57%	0.56%
Net			0.78	1.53	0.52

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.42%	1.68%	2.67%
Taxable-Equivalent Distribution Rate			4.93	3.42	5.44
SEC 30-day Yield			1.24	0.56	1.55
Taxable-Equivalent SEC 30-day Yield			2.53	1.14	3.16

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					3.70%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2007	$13,542	N.A.
Class I	$250,000	09/30/2007	$373,752	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Opportunities Fund

September 30, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	–0.02%	2.53%	3.53%
Class A with 4.75% Maximum Sales Charge	—	—	–4.79	1.53	3.03
Class C at NAV	05/02/2006	04/18/1991	–0.87	1.75	2.75
Class C with 1% Maximum Sales Charge	—	—	–1.84	1.75	2.75
Class I at NAV	06/17/1993	04/18/1991	0.07	2.71	3.73
Bloomberg Barclays Municipal Bond Index	—	—	0.87%	3.00%	4.52%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.81	3.78	5.28

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.78%	1.53%	0.58%
Net			0.72	1.47	0.52

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.10%	2.36%	3.30%
Taxable-Equivalent Distribution Rate			5.77	4.39	6.14
SEC 30-day Yield			1.44	0.76	1.71
Taxable-Equivalent SEC 30-day Yield			2.68	1.41	3.18

% Total Leverage[6]
RIB Financing					2.16%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2007	$13,115	N.A.
Class I	$250,000	09/30/2007	$360,588	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

New York Municipal Income Fund

September 30, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	0.33%	3.21%	3.96%
Class A with 4.75% Maximum Sales Charge	—	—	–4.45	2.21	3.45
Class C at NAV	09/30/2003	08/30/1990	–0.32	2.46	3.19
Class C with 1% Maximum Sales Charge	—	—	–1.29	2.46	3.19
Class I at NAV	03/03/2008	08/30/1990	0.53	3.41	4.15
Bloomberg Barclays Municipal Bond Index	—	—	0.87%	3.00%	4.52%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.81	3.78	5.28

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.75%	1.49%	0.54%
Net			0.70	1.44	0.49

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.95%	2.20%	3.12%
Taxable-Equivalent Distribution Rate			5.72	4.26	6.05
SEC 30-day Yield			1.58	0.91	1.84
Taxable-Equivalent SEC 30-day Yield			3.06	1.76	3.57

% Total Leverage[6]
RIB Financing					4.68%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2007	$13,695	N.A.
Class I	$250,000	09/30/2007	$375,622	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Income Fund

September 30, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Ohio Municipal Income Fund

September 30, 2017

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	0.39%	2.75%	3.83%
Class A with 4.75% Maximum Sales Charge	—	—	–4.34	1.76	3.33
Class C at NAV	02/03/2006	04/18/1991	–0.47	1.98	3.05
Class C with 1% Maximum Sales Charge	—	—	–1.44	1.98	3.05
Class I at NAV	08/03/2010	04/18/1991	0.48	2.95	3.98
Bloomberg Barclays Municipal Bond Index	—	—	0.87%	3.00%	4.52%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.81	3.78	5.28

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.76%	1.51%	0.56%
Net			0.71	1.46	0.51

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.47%	2.73%	3.67%
Taxable-Equivalent Distribution Rate			6.45	5.08	6.83
SEC 30-day Yield			1.68	1.02	1.97
Taxable-Equivalent SEC 30-day Yield			3.12	1.90	3.66

% Total Leverage[6]
RIB Financing					7.02%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2007	$13,508	N.A.
Class I	$250,000	09/30/2007	$369,383	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Ohio Municipal Income Fund

September 30, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Municipal Income Funds

September 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. For California Municipal Opportunities Fund, New York Municipal Income Fund and Ohio Municipal Income Fund, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

12

Eaton Vance

Municipal Income Funds

September 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.40	$4.17	0.82%
Class C	$1,000.00	$1,022.60	$7.96	1.57%
Class I	$1,000.00	$1,029.70	$2.90	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.15	0.82%
Class C	$1,000.00	$1,017.20	$7.94	1.57%
Class I	$1,000.00	$1,022.20	$2.89	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

13

Eaton Vance

Municipal Income Funds

September 30, 2017

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.80	$3.76	0.74%
Class C	$1,000.00	$1,020.80	$7.55	1.49%
Class I	$1,000.00	$1,025.70	$2.74	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.75	0.74%
Class C	$1,000.00	$1,017.60	$7.54	1.49%
Class I	$1,000.00	$1,022.40	$2.74	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.30	$3.92	0.77%
Class C	$1,000.00	$1,027.40	$7.73	1.52%
Class I	$1,000.00	$1,032.30	$2.90	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.90	0.77%
Class C	$1,000.00	$1,017.40	$7.69	1.52%
Class I	$1,000.00	$1,022.20	$2.89	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

14

Eaton Vance

Municipal Income Funds

September 30, 2017

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period* (4/1/17 – 9/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.10	$4.23	0.83%
Class C	$1,000.00	$1,026.10	$8.03	1.58%
Class I	$1,000.00	$1,031.00	$3.21	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.20	0.83%
Class C	$1,000.00	$1,017.10	$7.99	1.58%
Class I	$1,000.00	$1,021.90	$3.19	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2017.

15

Eaton Vance

California Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 91.5%

Security	Principal Amount (000’s omitted)	Value

Education — 3.8%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,128,910
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,095,189
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,176,850
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,050,493
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,100,544
California State University, 5.25%, 11/1/31	1,465	1,690,039
University of California, 4.00%, 5/15/47	1,000	1,054,770

		$10,296,795

Electric Utilities — 4.5%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$961,508
Los Angeles Department of Water and Power, Power System Revenue, (SPA: Bank of America, N.A.), 0.88%, 7/1/35(1)	5,000	5,000,000
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,233,770
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,661,566
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,364,509
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,065	1,138,698

		$12,360,051

Escrowed / Prerefunded — 2.8%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/34	$2,500	$2,689,075
East Bay Municipal Utility District, Prerefunded to 6/1/20, 5.00%, 6/1/30	2,000	2,214,320
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	370	424,819
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	500	574,080
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	1,030	1,182,038
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	455	482,000

		$7,566,332

General Obligations — 34.4%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$2,090	$2,443,774
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/24	865	1,058,648

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/28	$2,170	$2,687,697
California, 1.564%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(2)	2,850	2,876,476
California, 1.94%, (SIFMA + 1.00%), 5/1/19(2)	3,000	3,022,860
California, 5.00%, 8/1/26	4,220	5,239,341
California, 5.50%, 11/1/35	2,500	2,826,325
California, 6.00%, 4/1/38	1,000	1,073,710
Emery Unified School District, 5.00%, 8/1/27	600	755,604
Emery Unified School District, 5.00%, 8/1/28	1,000	1,249,820
Emery Unified School District, 5.00%, 8/1/29	2,000	2,474,000
Emery Unified School District, 5.00%, 8/1/30	2,160	2,652,156
Emery Unified School District, 5.00%, 8/1/31	1,235	1,504,489
Glendale Community College District, (Election of 2016), 5.00%, 8/1/32	500	607,930
Glendale Community College District, (Election of 2016), 5.00%, 8/1/33	750	905,348
Glendale Community College District, (Election of 2016), 5.00%, 8/1/34	1,730	2,075,048
Glendale Community College District, (Election of 2016), 5.00%, 8/1/35	1,000	1,195,620
Glendale Community College District, (Election of 2016), 5.00%, 8/1/36	1,000	1,190,860
Glendale Unified School District, (Election of 2011), 3.00%, 9/1/19	50	51,987
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,500	1,606,200
Los Alamitos Unified School District, 5.00%, 8/1/27	550	670,824
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,312,982
Marin Community College District, (Election of 2016), 5.00%, 8/1/27	565	703,634
Mariposa County Unified School District, (Election of 2016), 4.00%, 8/1/42	2,320	2,485,834
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	2,000	2,308,460
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	877,853
Newport-Mesa Unified School District, 5.00%, 8/1/26	750	942,622
Newport-Mesa Unified School District, 5.00%, 8/1/28	1,250	1,578,712
Palo Alto, (Election of 2008), 5.00%, 8/1/40(3)	5,200	5,719,376
Riverside County, 3.00%, 10/25/18(4)	2,000	2,042,180
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35	2,000	2,138,820
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35	1,000	1,069,410
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/21	555	636,435

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/29	$500	$618,995
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/30	655	804,884
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/31	500	613,020
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/35	500	599,725
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/41	3,915	4,621,579
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(3)	5,400	5,777,568
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/29	330	410,840
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/30	640	790,880
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/31	600	735,624
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/32	700	853,832
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	500	602,605
Santa Monica-Malibu Unified School District, (Election of 2012), 5.00%, 7/1/32	500	614,405
Santa Rosa High School District, 5.00%, 8/1/25(4)	500	619,130
Santa Rosa High School District, 5.00%, 8/1/26(4)	850	1,066,350
Santa Rosa High School District, 5.00%, 8/1/27(4)	375	475,534
Santa Rosa High School District, 5.00%, 8/1/28(4)	400	502,188
Sonoma County Junior College District, 5.00%, 8/1/28	1,825	2,248,765
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/31	1,000	1,209,850
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	1,000	1,196,250
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,181,470
Vista Unified School District, 5.00%, 8/1/27	1,280	1,559,117
Vista Unified School District, 5.00%, 8/1/28	900	1,087,227
West Sonoma County Union High School District, (Election of 2010), 4.00%, 8/1/46	3,000	3,152,700
Windsor Unified School District, 4.00%, 8/1/24	100	114,846
Windsor Unified School District, 4.00%, 8/1/25	100	115,482
Windsor Unified School District, 4.00%, 8/1/27	250	287,518
Windsor Unified School District, 4.00%, 8/1/28	370	420,649
Windsor Unified School District, 4.00%, 8/1/29	630	711,711
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,209,640

		$94,187,419

Security	Principal Amount (000’s omitted)	Value

Hospital — 7.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	$1,855	$2,017,683
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	835,026
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,191,257
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,709,295
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,613,190
California Health Facilities Financing Authority, (Sutter Health), 4.00%, 11/15/48	1,600	1,665,680
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/48	2,500	2,886,450
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,387,300
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	115,133
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	936,704
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	230,790
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	944,544
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	595,450
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	187,922
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	118,317
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	168,296
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	480,739
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	547,615
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,333,471

		$20,964,862

Insured – Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	$1,500	$1,615,365
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	2,129,160

		$3,744,525

Insured – General Obligations — 1.7%
Center Joint Unified School District, (BAM), 0.00%, 8/1/23	$1,250	$1,117,400
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/22	330	371,785

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/23	$415	$474,083
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/24	330	381,381
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/26	1,840	2,135,246
Victor Valley Union High School District, (BAM), 5.00%, 8/1/26	135	166,257

		$4,646,152

Insured – Special Tax Revenue — 2.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,471,468
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	782,449
Roseville Finance Authority, (AGM), 4.00%, 9/1/24	550	627,891
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/21	175	200,524
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/23	500	597,525
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/24	625	757,106
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/25	500	611,695
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/26	585	723,136

		$5,771,794

Insured – Transportation — 0.5%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,509,120

		$1,509,120

Lease Revenue / Certificates of Participation — 0.3%
Santa Monica Public Financing Authority, Green Bonds, 4.00%, 7/1/39	$750	$795,383

		$795,383

Other Revenue — 7.0%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,433,434
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	2,029,136
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,499,548

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	$4,155	$4,914,991
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.22%, (SIFMA + 0.28%), 4/1/18 (Put Date), 10/1/47(2)	1,750	1,750,560
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.291%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(2)	7,500	7,526,175

		$19,153,844

Senior Living / Life Care — 1.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$699,489
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	585,535
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	904,425
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(5)	1,000	1,094,950
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	836,493

		$4,120,892

Special Tax Revenue — 8.7%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$419,988
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	672,608
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,525	1,762,031
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	655,748
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	522,730
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	503,478
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	606,536
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	399,625
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	592,400
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	745,500
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	292,875
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,719,560
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/33	1,725	2,041,934
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	574,446

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	$775	$861,350
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	3,605	4,331,263
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,873,212
Successor Agency to San Francisco City and County Redevelopment Agency, 2016 Series B, 5.00%, 8/1/36	350	401,930
Torrance Redevelopment Agency, 5.625%, 9/1/28	710	711,484
Tustin Community Facilities District No. 06-1, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/34	1,000	1,137,800

		$23,826,498

Transportation — 5.9%
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	$1,970	$2,268,711
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)	3,080	3,374,510
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,827,605
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,035,924
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/23	1,000	1,169,880
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/24	1,000	1,189,040
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/25	1,000	1,200,280

		$16,065,950

Water and Sewer — 9.2%
California Department of Water Resources, (Central Valley Project), 1.31%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(2)	$6,500	$6,500,000
East Bay Municipal Utility District, 5.00%, 6/1/32	2,450	2,926,059
East Bay Municipal Utility District, Green Bonds, 5.00%, 6/1/42	6,000	7,139,460
Long Beach, Sewer Revenue, 5.00%, 5/1/29	495	602,935
Long Beach, Sewer Revenue, 5.00%, 5/1/30	450	544,198
Metropolitan Water District of Southern California, 1.32%, (SIFMA + 0.38%), 3/27/18 (Put Date), 7/1/36(2)	1,985	1,985,397
Orange County Water District, 5.00%, 8/15/28	500	625,075
Orange County Water District, 5.00%, 8/15/34	1,000	1,205,950
Riverside, Water System Revenue, 1.57%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(2)	1,935	1,934,923
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,840,275

		$25,304,272

Total Tax-Exempt Municipal Securities — 91.5% (identified cost $239,967,928)		$250,313,889

Taxable Municipal Securities — 9.6%

Security	Principal Amount (000’s omitted)	Value

Education — 3.5%
University of California, 3.063%, 7/1/25	$7,500	$7,701,975
University of California, 2.989%, 5/15/26	2,000	1,991,560

		$9,693,535

Electric Utilities — 1.5%
Southern California Public Power Authority, (Apex Power), 3.458%, 7/1/23	$3,960	$4,167,583

		$4,167,583

Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,119,140

		$2,119,140

Insured – Special Tax Revenue — 2.2%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$236,074
Successor Agency to Banning Redevelopment Agency, (AGM), 2.525%, 9/1/23	820	809,381
Successor Agency to Banning Redevelopment Agency, (AGM), 2.645%, 9/1/24	855	845,279
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.373%, 8/1/18	400	402,440
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	890,595
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	972,486
Successor Agency to Roseville Redevelopment Agency, (BAM), 3.27%, 9/1/31	1,185	1,137,422
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.00%, 12/1/19	260	259,482
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	230	230,925
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	300	303,654

		$6,087,738

Special Tax Revenue — 0.7%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$303,873
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	256,838
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	258,297

19	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	$250	$260,670
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	261,987
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	252,673
Successor Agency to Stanton Redevelopment Agency, 1.75%, 12/1/18	220	219,415

		$1,813,753

Transportation — 0.9%
Port of Oakland, 2.92%, 11/1/24	$2,500	$2,512,150

		$2,512,150

Total Taxable Municipal Securities — 9.6% (identified cost $26,180,964)		$26,393,899

Corporate Bonds & Notes — 0.9%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.9%
Kaiser Foundation Hospitals, 3.50%, 4/1/22	$2,355	$2,454,304

Total Corporate Bonds & Notes — 0.9% (identified cost $2,464,127)		$2,454,304

Total Investments — 102.0% (identified cost $268,613,019)		$279,162,092

Other Assets, Less Liabilities — (2.0)%		$(5,584,443)

Net Assets — 100.0%		$273,577,649

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 3.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2017.

(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	When-issued security.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $1,094,950 or 0.4% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
USD	–	United States Dollar

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 99.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.4%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,278,160
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,781,928
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,132,944

		$12,193,032

Education — 19.5%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/35	$285	$302,952
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/36	1,000	1,053,590
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/37	2,000	2,315,320
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,746,633
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,859,864
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,205,457
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,263,911
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,999,900
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,796,619
Massachusetts Development Finance Agency, (Williams College), 1.45% to 7/1/21 (Put Date), 7/1/41	1,000	1,002,550
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/27	1,800	2,270,970
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/29	1,900	2,356,285
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,139,640
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,796,800

		$32,110,491

Escrowed / Prerefunded — 10.3%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$125	$129,151
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	300	309,963
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	1,105	1,140,758

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	$1,590	$1,690,425
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,270,476
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,679,793
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,197,050
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	700	732,718
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	4,500	4,771,080

		$16,921,414

General Obligations — 16.9%
Arlington, 4.00%, 11/1/25	$1,025	$1,190,937
Danvers, 5.25%, 7/1/36	2,800	3,184,216
Lexington, 4.00%, 2/1/23	1,095	1,240,931
Massachusetts, 5.00%, 4/1/26	1,085	1,339,411
Massachusetts, 5.00%, 3/1/31	4,000	4,717,160
Melrose, 4.00%, 8/1/25	1,045	1,203,631
Nantucket, 5.00%, 11/1/24	1,275	1,557,043
Nantucket, 5.00%, 11/1/25	1,330	1,644,851
Nantucket, 5.00%, 11/1/26	700	877,457
Plymouth, 5.00%, 5/1/26	710	799,332
Plymouth, 5.00%, 5/1/28	1,160	1,304,652
Plymouth, 5.00%, 5/1/31	1,090	1,223,492
Plymouth, 5.00%, 5/1/32	1,000	1,116,890
Wayland, 5.00%, 2/1/33	1,790	1,990,247
Wayland, 5.00%, 2/1/36	2,680	2,974,264
Wellesley, 4.00%, 6/1/24	565	650,931
Winchester, 5.00%, 4/15/36	775	866,334

		$27,881,779

Hospital — 12.2%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,227,545
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,150,666
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	2,750	3,145,367
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,248,860

21	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	$2,795	$3,088,699
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,199,763
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,207,456
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,286,632
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,747,928
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	785,550

		$20,088,466

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$2,200	$2,200,990

		$2,200,990

Insured – Education — 8.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,596,150
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	5,460	6,966,905

		$13,563,055

Insured – Escrowed / Prerefunded — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,511,329
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	95	99,541

		$1,610,870

Insured – Special Tax Revenue — 5.2%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,100,525
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,418,310

		$8,518,835

Insured – Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$720	$753,019

		$753,019

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 7.2%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,797,170
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	9,091,485

		$11,888,655

Senior Living / Life Care — 2.2%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$562,270
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	615	615,424
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	2,465	2,465,666

		$3,643,360

Special Tax Revenue — 1.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	$1,240	$1,608,726

		$1,608,726

Student Loan — 1.4%
Massachusetts Educational Financing Authority, (AMT), 4.25%, 7/1/46	$2,250	$2,253,150

		$2,253,150

Transportation — 5.5%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,394,960
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,125,375
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,472,329

		$8,992,664

Total Tax-Exempt Investments — 99.7% (identified cost $149,464,220)		$164,228,506

Other Assets, Less Liabilities — 0.3%		$475,985

Net Assets — 100.0%		$164,704,491

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

22	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 22.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 11.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $5,282,080 or 3.2% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Dec-17	$(7,640,625)	$125,297

					$125,297

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Municipal Securities — 100.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,421,570
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/34	1,710	2,068,313
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	8,642,172

		$17,132,055

Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$2,955	$2,955,325

		$2,955,325

Education — 14.9%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/25	$365	$423,283
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	250	282,785
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	300	358,122
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	665,637
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	570,438
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/18	690	708,961
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	174,830
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	215,388
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	208,433
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	230,424
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,450	1,652,203
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	5,998,884
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,905,026
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,518,100
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,695,200
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,666,550

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	$580	$655,771
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/33	1,100	1,290,443
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/35	500	581,915
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/27	670	823,557
New York Dormitory Authority, (New York University), 4.00%, 7/1/35	4,345	4,698,509
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	1,080	1,311,239
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 0.93%, 7/1/39(2)	6,500	6,500,000
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	284,010
New York Dormitory Authority, (State University), 5.00%, 7/1/30	1,305	1,583,970
New York Dormitory Authority, (State University), 5.00%, 7/1/31	935	1,129,910
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,084,740
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	6,154,940
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,047,144
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,698,620
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,063,668
St. Lawrence County Industrial Development Agency, (St. Lawrence University), 5.00%, 7/1/36	400	459,188

		$65,641,888

Electric Utilities — 3.2%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$2,930	$3,162,759
New York Power Authority, 5.00%, 11/15/31	1,000	1,147,460
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,414,653
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,717,654
Utility Debt Securitization Authority, 5.00%, 12/15/41	3,920	4,551,355

		$13,993,881

Escrowed / Prerefunded — 4.2%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,410,835
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	460	462,424

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	$2,250	$2,261,857
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	3,830	4,044,097
New York City, Prerefunded to 4/1/19, 5.30%, 4/1/27	155	164,971
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	3,480	3,709,367
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	1,710	1,781,085
Saratoga County, Prerefunded to 7/15/18, 4.75%, 7/15/37	1,000	1,030,950
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,370	3,536,224

		$18,401,810

General Obligations — 3.4%
Bronxville Union Free School District, 5.00%, 9/1/26	$515	$649,461
Bronxville Union Free School District, 5.00%, 9/1/27	530	677,006
Huntington, 3.00%, 3/15/31	900	915,075
New York City, 4.00%, 10/1/40(3)	3,000	3,209,220
New York City, 5.00%, 8/1/28	5,000	6,052,300
New York City, 5.00%, 8/1/32	1,250	1,477,150
New York City, 5.30%, 4/1/27	95	101,019
New York City, 5.375%, 4/1/36	1,520	1,616,703
New York City, 6.25%, 10/15/28	170	179,345

		$14,877,279

Hospital — 6.1%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,250	$1,428,775
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	409,161
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,787,815
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	2,500	2,746,325
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	1,500	1,727,490
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,480	5,206,835
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(4)	4,500	5,051,205
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	1,420	1,504,348
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,830	3,007,243
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,399,452

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	$460	$524,906

		$26,793,555

Housing — 1.8%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/27	$550	$657,569
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400	474,480
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	925,209
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	744,341
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	550	640,876
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,268,689
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,096,300
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,042,130

		$7,849,594

Industrial Development Revenue — 2.9%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,064,680
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(4)	4,020	4,019,357
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(4)	2,580	2,581,522

		$12,665,559

Insured – Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,643,690

		$8,643,690

Insured – Electric Utilities — 1.0%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	$4,250	$4,587,620

		$4,587,620

Insured – Escrowed / Prerefunded — 4.4%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/21	$1,875	$2,024,100

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/22	$2,700	$2,914,704
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	1,705	1,437,366
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,285	1,870,958
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	14,980	11,183,020

		$19,430,148

Insured – General Obligations — 3.6%
Monroe County, (AGM), 5.00%, 6/1/23	$3,195	$3,736,393
Monroe County, (AGM), 5.00%, 6/1/27	2,140	2,609,088
Oyster Bay, (AGM), 4.00%, 8/1/28	3,705	3,949,604
Suffolk County, (AGM), 5.00%, 10/15/26	2,195	2,701,255
Suffolk County, (AGM), 5.00%, 2/1/27	2,305	2,840,843

		$15,837,183

Insured – Other Revenue — 1.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$8,000	$5,444,080
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	1,690	1,100,139

		$6,544,219

Insured – Transportation — 1.2%
Metropolitan Transportation Authority, (AGM), 1.534%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(5)	$1,250	$1,259,662
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	3,000	3,129,810
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	955	983,469

		$5,372,941

Lease Revenue / Certificates of Participation — 3.2%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/36	$500	$534,260
Hudson Yards Infrastructure Corp., 5.00%, 2/15/35	2,225	2,632,242
Hudson Yards Infrastructure Corp., 5.00%, 2/15/37	3,045	3,580,311
New York Urban Development Corp., 5.70%, 4/1/20	6,925	7,382,396

		$14,129,209

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 6.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$6,000	$3,713,280
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,766,085
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/36	4,455	4,810,865
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	1,125	1,337,287
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/35	3,000	3,559,020
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,053,110
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,039,282
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/24	445	503,077
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/25	570	647,138
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/26	590	670,883
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/32	280	301,633
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/34	750	798,420
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	715	851,358
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/31	500	592,975
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,719,850

		$28,364,263

Senior Living / Life Care — 2.6%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$754,806
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	751,575
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,946,985
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	748,685
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	314,232
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,613,041
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	108,574

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	$1,000	$1,087,900

		$11,325,798

Special Tax Revenue — 16.9%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/35	$5,250	$6,267,555
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 5.25%, 11/15/33	2,500	3,096,550
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,701,653
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,345	2,750,310
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	3,660	4,251,785
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,535,250
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	1,765	1,256,786
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	2,500	3,064,225
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	210	248,130
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	725	813,921
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,335	3,944,071
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	5,000	5,782,600
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	5,500	5,843,145
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	5,000	5,959,650
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,433,570
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	2,500	2,995,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,370,940
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,111,400
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	6,084,600

		$74,511,841

Transportation — 13.3%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/36	$1,000	$1,173,790
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	875	1,024,739
Metropolitan Transportation Authority, Series 2011C, 5.00%, 11/15/27	2,930	3,342,427

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, Series 2016B, 5.00%, 11/15/35	$4,230	$4,956,291
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/28	4,500	5,650,965
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,087,637
New York Thruway Authority, 5.00%, 1/1/29	1,240	1,471,620
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,546,449
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	3,100	3,424,539
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,374,463
Port Authority of New York and New Jersey, 5.00%, 11/15/34	1,095	1,305,317
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,225	4,867,284
Port Authority of New York and New Jersey, 5.00%, 11/15/36	265	313,304
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	2,685	3,043,716
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,124,975
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/36	2,175	2,584,379
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	2,075	2,459,767
Triborough Bridge and Tunnel Authority, Series 2017B, 5.00%, 11/15/38	1,160	1,368,661
Triborough Bridge and Tunnel Authority, Subseries 2008B-3, 5.00%, 11/15/38	1,000	1,182,820
Triborough Bridge and Tunnel Authority, Series 2015A, 5.00%, 11/15/40	3,120	3,599,981
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/42	2,500	2,938,200
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	5,630	5,902,098

		$58,743,422

Water and Sewer — 3.0%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	$365	$427,437
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	2,500	2,919,150
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/38	5,000	5,910,800
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,069,630
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,655	2,749,093
Suffolk County Water Authority, Series 2015A, 5.00%, 6/1/37	230	270,085

		$13,346,195

Total Tax-Exempt Municipal Securities — 100.2% (identified cost $414,277,503)		$441,147,475

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Taxable Municipal Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 1.4%
New York City Transitional Finance Authority, Future Tax Revenue, 2.86%, 2/1/27	$2,415	$2,368,246
New York Urban Development Corp., Personal Income Tax Revenue, 3.12%, 3/15/25	3,500	3,587,710

Total Taxable Municipal Securities — 1.4% (identified cost $5,944,380)		$5,955,956

Miscellaneous — 0.2%

Security	Units	Value

Real Estate — 0.2%
CMS Liquidating Trust(4)(6)(7)	400	$1,076,911

Total Miscellaneous — 0.2% (identified cost $1,280,000)		$1,076,911

Total Investments — 101.8% (identified cost $421,501,883)		$448,180,342

Other Assets, Less Liabilities — (1.8)%		$(7,769,355)

Net Assets — 100.0%		$440,410,987

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 13.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2017.

(3)	When-issued security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $12,728,995 or 2.9% of the Fund’s net assets.

(5)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(6)	Non-income producing.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Dec-17	$(19,560,000)	$320,759

					$320,759

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	–	Berkshire Hathaway Assurance Corp.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement
USD	–	United States Dollar

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2017

Portfolio of Investments

Tax-Exempt Investments — 106.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.9%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.16%, (SIFMA + 0.22%), 12/1/20(1)	$1,700	$1,700,544
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,110,230
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,285	3,768,092

		$6,578,866

Education — 8.3%
Kent State University, 5.00%, 5/1/30	$1,185	$1,410,008
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	426,086
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	200	241,264
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,143,770
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	300	321,546
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,601,190
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,285,600
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,032,877
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	641,256
Ohio State University, 5.00%, 12/1/29	1,060	1,325,827
Ohio University, 5.00%, 12/1/35	500	582,025
University of Cincinnati, 5.00%, 6/1/34	585	683,953
University of Cincinnati, 5.00%, 6/1/45	2,000	2,300,940

		$13,996,342

Electric Utilities — 2.3%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,129,760
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,103,947
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	682,554

		$3,916,261

Escrowed / Prerefunded — 9.6%
Cuyahoga Community College District, Prerefunded to 2/1/20, 5.25%, 2/1/29	$2,500	$2,741,725
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	1,300	1,309,542

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Highland Local School District, Prerefunded to 12/1/18, 5.50%, 12/1/36	$1,000	$1,053,540
Montgomery County, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	350	374,608
Ohio Higher Educational Facility Commission, (Case Western Reserve University), Prerefunded to 12/1/17, 5.00%, 12/1/33	4,000	4,029,120
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Prerefunded to 1/1/18, 5.25%, 1/1/33	4,880	4,933,875
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,672,696
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	58,357

		$16,173,463

General Obligations — 2.9%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,051,270
Lakewood City School District, 5.00%, 11/1/36	1,330	1,528,369
Northwest Local School District, 5.00%, 12/1/40	500	578,185
Ohio, 5.00%, 5/1/33(2)	1,500	1,811,940

		$4,969,764

Hospital — 10.5%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,689,046
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,295,367
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,720,600
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	882,375
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	950	1,026,218
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,359,888
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	792,810
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	678,106
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	489,132
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	932,727
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,698,045
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	504,684

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	$2,210	$2,318,047
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	233,077

		$17,620,122

Industrial Development Revenue — 1.4%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,386,783

		$2,386,783

Insured – Education — 0.1%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$185,215

		$185,215

Insured – Electric Utilities — 7.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$258,830
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	1,500	1,786,275
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	1,886,712
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,413,980
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,940,050
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,549,390
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,070,938

		$12,906,175

Insured – Escrowed / Prerefunded — 4.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,111,945
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	1,000	1,064,370
University of Cincinnati, (NPFG), Prerefunded to 12/1/17, 5.00%, 6/1/34	2,700	2,719,818

		$7,896,133

Insured – General Obligations — 24.3%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,315,158
Cincinnati City School District, (AGM), 5.25%, 12/1/29(3)	7,500	9,539,625
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,558,164
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,487,256
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,572,701

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Springboro Community City School District, (AGM), 5.25%, 12/1/30	$5,000	$6,231,400
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,301,796

		$41,006,100

Insured – Hospital — 6.2%
Lorain County, (Catholic Healthcare Partners), (AGM), 0.00%, 2/1/29(3)	$10,300	$10,486,739

		$10,486,739

Insured – Transportation — 8.8%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,291,820
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,005,600
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,687,305
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	5,000	5,833,800

		$14,818,525

Lease Revenue / Certificates of Participation — 0.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$156,034

		$156,034

Other Revenue — 2.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,713,311
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,588,732

		$4,302,043

Senior Living / Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$651,595
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,039,737

		$1,691,332

Special Tax Revenue — 6.2%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,136,850
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,136,850
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,176,830
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,364,760

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	$1,000	$1,211,880
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	521,265
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	669,693
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,103,635
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/30	1,000	1,201,400

		$10,523,163

Water and Sewer — 6.2%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,085,531
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	1,500	1,789,410
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,354,221
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,455,097
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,363,640
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,317,260

		$10,365,159

Total Tax-Exempt Investments — 106.8% (identified cost $165,143,218)		$179,978,219

Other Assets, Less Liabilities — (6.8)%		$(11,400,077)

Net Assets — 100.0%		$168,578,142

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2017, 48.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 25.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	55	Short	Dec-17	$(8,404,688)	$137,826

					$137,826

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
XLCA	–	XL Capital Assurance, Inc.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Statements of Assets and Liabilities

	September 30, 2017
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$268,613,019	$149,464,220	$421,501,883	$165,143,218
Unrealized appreciation	10,549,073	14,764,286	26,678,459	14,835,001
Investments, at value	$279,162,092	$164,228,506	$448,180,342	$179,978,219
Cash	$5,240,032	$2,373,537	$12,260,298	$963,269
Deposits for financial futures contracts	—	150,000	384,000	165,000
Interest and dividends receivable	2,563,003	2,059,156	5,288,802	2,255,131
Receivable for investments sold	5,965,961	—	—	80,000
Receivable for Fund shares sold	1,878,320	43,707	676,677	211,989
Total assets	$294,809,408	$168,854,906	$466,790,119	$183,653,608

Liabilities
Payable for floating rate notes issued	$10,520,000	$3,640,000	$21,620,000	$12,725,000
Payable for investments purchased	4,455,133	—	273,403	—
Payable for when-issued securities	4,724,941	—	3,219,840	1,817,610
Payable for variation margin on open financial futures contracts	—	1,563	4,000	1,719
Payable for Fund shares redeemed	1,148,571	240,083	573,512	218,788
Distributions payable	84,127	78,819	187,873	82,132
Payable to affiliates:
Investment adviser fee	88,592	49,531	141,232	51,859
Distribution and service fees	50,195	31,631	93,001	35,938
Interest expense and fees payable	32,057	5,407	99,170	45,230
Accrued expenses	128,143	103,381	167,101	97,190
Total liabilities	$21,231,759	$4,150,415	$26,379,132	$15,075,466
Net Assets	$273,577,649	$164,704,491	$440,410,987	$168,578,142

Sources of Net Assets
Paid-in capital	$279,583,459	$176,072,994	$444,548,205	$176,958,208
Accumulated net realized loss	(16,923,892)	(26,945,839)	(31,603,480)	(23,270,761)
Accumulated undistributed (distributions in excess of) net investment income	369,009	687,753	467,044	(82,132)
Net unrealized appreciation	10,549,073	14,889,583	26,999,218	14,972,827
Net Assets	$273,577,649	$164,704,491	$440,410,987	$168,578,142

Class A Shares
Net Assets	$124,821,037	$99,933,677	$247,159,796	$114,302,609
Shares Outstanding	11,992,973	11,246,649	24,445,683	12,677,725
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41	$8.89	$10.11	$9.02
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.93	$9.33	$10.61	$9.47

Class C Shares
Net Assets	$30,020,045	$19,219,316	$66,727,140	$22,210,056
Shares Outstanding	3,119,203	2,161,808	6,596,787	2,465,018
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.62	$8.89	$10.12	$9.01

Class I Shares
Net Assets	$118,736,567	$45,551,498	$126,524,051	$32,065,477
Shares Outstanding	11,400,510	5,127,217	12,515,775	3,554,289
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.42	$8.88	$10.11	$9.02

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Statements of Operations

	Year Ended September 30, 2017
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$9,009,619	$6,752,739	$16,686,374	$7,364,240
Dividends	97,685	—	—	—
Total investment income	$9,107,304	$6,752,739	$16,686,374	$7,364,240

Expenses
Investment adviser fee	$1,084,548	$625,209	$1,738,546	$641,386
Distribution and service fees
Class A	328,050	210,289	516,165	243,725
Class B	—	—	234	—
Class C	314,633	200,482	692,526	219,966
Trustees’ fees and expenses	15,622	10,047	25,086	10,104
Custodian fee	79,039	51,371	110,048	51,093
Transfer and dividend disbursing agent fees	80,281	63,077	152,897	68,403
Legal and accounting services	67,802	60,892	80,077	57,175
Printing and postage	17,179	13,270	25,713	14,578
Registration fees	1,685	11,760	4,003	8,474
Interest expense and fees	146,881	98,138	308,246	193,405
Miscellaneous	56,058	25,068	51,339	26,568
Total expenses	$2,191,778	$1,369,603	$3,704,880	$1,534,877

Net investment income	$6,915,526	$5,383,136	$12,981,494	$5,829,363

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(5,005,954)	$(446,206)	$6,180,151	$217,637
Financial futures contracts	394,502	1,119,789	1,343,724	907,629
Net realized gain (loss)	$(4,611,452)	$673,583	$7,523,875	$1,125,266
Change in unrealized appreciation (depreciation) —
Investments	$(4,750,526)	$(6,680,740)	$(20,515,189)	$(6,826,432)
Financial futures contracts	(55,512)	(157,792)	(41,595)	(102,800)
Net change in unrealized appreciation (depreciation)	$(4,806,038)	$(6,838,532)	$(20,556,784)	$(6,929,232)

Net realized and unrealized loss	$(9,417,490)	$(6,164,949)	$(13,032,909)	$(5,803,966)

Net increase (decrease) in net assets from operations	$(2,501,964)	$(781,813)	$(51,415)	$25,397

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Statements of Changes in Net Assets

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,915,526	$5,383,136	$12,981,494	$5,829,363
Net realized gain (loss)	(4,611,452)	673,583	7,523,875	1,125,266
Net change in unrealized appreciation (depreciation)	(4,806,038)	(6,838,532)	(20,556,784)	(6,929,232)
Net increase (decrease) in net assets from operations	$(2,501,964)	$(781,813)	$(51,415)	$25,397
Distributions to shareholders —
From net investment income
Class A	$(3,297,967)	$(3,358,988)	$(7,918,075)	$(4,196,284)
Class B	—	—	(3,299)	—
Class C	(553,952)	(516,153)	(1,691,615)	(623,724)
Class I	(3,025,069)	(1,478,479)	(3,578,576)	(947,992)
Total distributions to shareholders	$(6,876,988)	$(5,353,620)	$(13,191,565)	$(5,768,000)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,941,125	$5,793,864	$19,482,318	$7,552,899
Class C	5,671,177	1,568,652	7,793,000	2,315,945
Class I	80,833,225	19,172,312	57,878,971	18,155,119
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,796,101	2,822,818	6,815,052	3,510,338
Class C	463,871	412,558	1,313,186	518,768
Class I	2,551,780	1,127,255	2,707,572	699,270
Cost of shares redeemed
Class A	(36,693,851)	(21,641,833)	(63,628,165)	(28,612,421)
Class B	—	—	(18,716)	—
Class C	(9,971,647)	(6,108,126)	(20,481,180)	(4,666,011)
Class I	(70,485,012)	(18,350,759)	(36,178,830)	(7,204,192)
Net asset value of shares exchanged
Class A	—	—	8,915	—
Class B	—	—	(8,915)	—
Net asset value of shares merged*
Class A	—	—	1,830,276	—
Class B	—	—	(1,830,276)	—
Net decrease in net assets from Fund share transactions	$(9,893,231)	$(15,203,259)	$(24,316,792)	$(7,730,285)

Net decrease in net assets	$(19,272,183)	$(21,338,692)	$(37,559,772)	$(13,472,888)

Net Assets
At beginning of year	$292,849,832	$186,043,183	$477,970,759	$182,051,030
At end of year	$273,577,649	$164,704,491	$440,410,987	$168,578,142

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$369,009	$687,753	$467,044	$(82,132)

*	At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,168,279	$5,663,498	$13,228,702	$6,012,607
Net realized gain (loss)	6,448,741	(255,849)	2,426,417	(1,906,946)
Net change in unrealized appreciation (depreciation)	2,819,157	3,132,860	10,367,595	6,250,624
Net increase in net assets from operations	$15,436,177	$8,540,509	$26,022,714	$10,356,285
Distributions to shareholders —
From net investment income
Class A	$(3,908,645)	$(3,838,074)	$(8,862,943)	$(4,721,809)
Class B	—	—	(57,857)	—
Class C	(500,116)	(599,723)	(1,729,306)	(630,531)
Class I	(1,730,075)	(1,420,857)	(2,540,265)	(600,958)
Total distributions to shareholders	$(6,138,836)	$(5,858,654)	$(13,190,371)	$(5,953,298)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$31,812,838	$16,186,401	$50,886,670	$14,594,653
Class B	—	—	12,921	—
Class C	20,501,750	4,843,558	21,983,547	4,903,189
Class I	94,919,547	18,115,218	60,633,736	10,260,901
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,284,841	3,216,450	7,645,280	3,931,332
Class B	—	—	47,471	—
Class C	397,393	470,062	1,301,650	513,178
Class I	1,499,680	1,122,319	1,739,079	465,303
Cost of shares redeemed
Class A	(15,335,412)	(14,308,762)	(42,112,359)	(15,739,437)
Class B	—	—	(605,363)	—
Class C	(2,242,283)	(2,569,801)	(7,787,744)	(3,065,850)
Class I	(11,301,015)	(7,654,683)	(12,133,431)	(2,682,168)
Net asset value of shares exchanged
Class A	—	—	613,257	—
Class B	—	—	(613,257)	—
Net increase in net assets from Fund share transactions	$123,537,339	$19,420,762	$81,611,457	$13,181,101

Net increase in net assets	$132,834,680	$22,102,617	$94,443,800	$17,584,088

Net Assets
At beginning of year	$160,015,152	$163,940,566	$383,526,959	$164,466,942
At end of year	$292,849,832	$186,043,183	$477,970,759	$182,051,030

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$369,896	$517,047	$440,632	$(82,672)

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights

	California Opportunities Fund — Class A
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.740	$10.250	$10.230	$9.580	$10.410

Income (Loss) From Operations
Net investment income(1)	$0.262	$0.302	$0.377	$0.394	$0.377
Net realized and unrealized gain (loss)	(0.332)	0.491	0.018	0.647	(0.833)

Total income (loss) from operations	$(0.070)	$0.793	$0.395	$1.041	$(0.456)

Less Distributions
From net investment income	$(0.260)	$(0.303)	$(0.375)	$(0.391)	$(0.374)

Total distributions	$(0.260)	$(0.303)	$(0.375)	$(0.391)	$(0.374)

Net asset value — End of year	$10.410	$10.740	$10.250	$10.230	$9.580

Total Return(2)	(0.60)%	7.83%	3.92%	11.07%	(4.51)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$124,821	$148,675	$122,727	$120,695	$133,046
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.77%	0.78%	0.84%	0.85%	0.84%
Interest and fee expense(4)	0.05%	0.04%	0.04%	0.04%	0.04%
Total expenses(3)	0.82%	0.82%	0.88%	0.89%	0.88%
Net investment income	2.53%	2.86%	3.68%	3.99%	3.71%
Portfolio Turnover	146%	219%	66%	12%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	California Opportunities Fund — Class C
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.930	$9.480	$9.460	$8.860	$9.630

Income (Loss) From Operations
Net investment income(1)	$0.170	$0.198	$0.277	$0.296	$0.278
Net realized and unrealized gain (loss)	(0.311)	0.459	0.019	0.597	(0.773)

Total income (loss) from operations	$(0.141)	$0.657	$0.296	$0.893	$(0.495)

Less Distributions
From net investment income	$(0.169)	$(0.207)	$(0.276)	$(0.293)	$(0.275)

Total distributions	$(0.169)	$(0.207)	$(0.276)	$(0.293)	$(0.275)

Net asset value — End of year	$9.620	$9.930	$9.480	$9.460	$8.860

Total Return(2)	(1.40)%	6.98%	3.17%	10.23%	(5.25)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,020	$35,006	$15,343	$10,297	$10,237
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.52%	1.53%	1.59%	1.60%	1.59%
Interest and fee expense(4)	0.05%	0.04%	0.04%	0.04%	0.04%
Total expenses(3)	1.57%	1.57%	1.63%	1.64%	1.63%
Net investment income	1.78%	2.02%	2.92%	3.24%	2.95%
Portfolio Turnover	146%	219%	66%	12%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	California Opportunities Fund — Class I
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.750	$10.260	$10.240	$9.590	$10.420

Income (Loss) From Operations
Net investment income(1)	$0.287	$0.312	$0.403	$0.419	$0.402
Net realized and unrealized gain (loss)	(0.331)	0.507	0.018	0.647	(0.833)

Total income (loss) from operations	$(0.044)	$0.819	$0.421	$1.066	$(0.431)

Less Distributions
From net investment income	$(0.286)	$(0.329)	$(0.401)	$(0.416)	$(0.399)

Total distributions	$(0.286)	$(0.329)	$(0.401)	$(0.416)	$(0.399)

Net asset value — End of year	$10.420	$10.750	$10.260	$10.240	$9.590

Total Return(2)	(0.35)%	8.09%	4.18%	11.33%	(4.27)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$118,737	$109,169	$21,945	$23,320	$26,025
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.52%	0.59%	0.60%	0.59%
Interest and fee expense(4)	0.05%	0.04%	0.04%	0.04%	0.04%
Total expenses(3)	0.57%	0.56%	0.63%	0.64%	0.63%
Net investment income	2.77%	2.93%	3.92%	4.25%	3.97%
Portfolio Turnover	146%	219%	66%	12%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	Massachusetts Fund — Class A
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.180	$9.030	$9.120	$8.560	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.285	$0.304	$0.322	$0.347	$0.342
Net realized and unrealized gain (loss)	(0.292)	0.160	(0.088)	0.566	(0.822)

Total income (loss) from operations	$(0.007)	$0.464	$0.234	$0.913	$(0.480)

Less Distributions
From net investment income	$(0.283)	$(0.314)	$(0.324)	$(0.353)	$(0.340)

Total distributions	$(0.283)	$(0.314)	$(0.324)	$(0.353)	$(0.340)

Net asset value — End of year	$8.890	$9.180	$9.030	$9.120	$8.560

Total Return(2)	(0.02)%	5.20%	2.60%	10.86%	(5.27)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$99,934	$116,883	$109,990	$115,002	$119,390
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.72%	0.72%	0.73%	0.74%
Interest and fee expense(4)	0.06%	0.06%	0.05%	0.05%	0.07%
Total expenses(3)	0.76%	0.78%	0.77%	0.78%	0.81%
Net investment income	3.21%	3.31%	3.54%	3.93%	3.74%
Portfolio Turnover	28%	17%	10%	6%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	Massachusetts Fund — Class C
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.190	$9.040	$9.120	$8.560	$9.390

Income (Loss) From Operations
Net investment income(1)	$0.219	$0.234	$0.252	$0.281	$0.274
Net realized and unrealized gain (loss)	(0.302)	0.162	(0.076)	0.566	(0.833)

Total income (loss) from operations	$(0.083)	$0.396	$0.176	$0.847	$(0.559)

Less Distributions
From net investment income	$(0.217)	$(0.246)	$(0.256)	$(0.287)	$(0.271)

Total distributions	$(0.217)	$(0.246)	$(0.256)	$(0.287)	$(0.271)

Net asset value — End of year	$8.890	$9.190	$9.040	$9.120	$8.560

Total Return(2)	(0.87)%	4.41%	1.95%	10.04%	(6.08)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,219	$24,165	$21,074	$18,787	$19,148
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.47%	1.47%	1.48%	1.49%
Interest and fee expense(4)	0.06%	0.06%	0.05%	0.05%	0.07%
Total expenses(3)	1.52%	1.53%	1.52%	1.53%	1.56%
Net investment income	2.47%	2.55%	2.78%	3.18%	2.99%
Portfolio Turnover	28%	17%	10%	6%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	Massachusetts Fund — Class I
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.180	$9.030	$9.120	$8.560	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.302	$0.320	$0.338	$0.361	$0.360
Net realized and unrealized gain (loss)	(0.301)	0.162	(0.086)	0.570	(0.822)

Total income (loss) from operations	$0.001	$0.482	$0.252	$0.931	$(0.462)

Less Distributions
From net investment income	$(0.301)	$(0.332)	$(0.342)	$(0.371)	$(0.358)

Total distributions	$(0.301)	$(0.332)	$(0.342)	$(0.371)	$(0.358)

Net asset value — End of year	$8.880	$9.180	$9.030	$9.120	$8.560

Total Return(2)	0.07%	5.40%	2.80%	11.09%	(5.08)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$45,551	$44,995	$32,876	$26,026	$16,229
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.52%	0.52%	0.53%	0.54%
Interest and fee expense(4)	0.06%	0.06%	0.05%	0.05%	0.07%
Total expenses(3)	0.56%	0.58%	0.57%	0.58%	0.61%
Net investment income	3.41%	3.49%	3.72%	4.07%	3.95%
Portfolio Turnover	28%	17%	10%	6%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	New York Fund — Class A
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.390	$10.070	$10.140	$9.510	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.304	$0.326	$0.365	$0.400	$0.399
Net realized and unrealized gain (loss)	(0.276)	0.320	(0.072)	0.629	(0.808)

Total income (loss) from operations	$0.028	$0.646	$0.293	$1.029	$(0.409)

Less Distributions
From net investment income	$(0.308)	$(0.326)	$(0.363)	$(0.399)	$(0.401)

Total distributions	$(0.308)	$(0.326)	$(0.363)	$(0.399)	$(0.401)

Net asset value — End of year	$10.110	$10.390	$10.070	$10.140	$9.510

Total Return(2)	0.33%	6.49%	2.93%	11.02%	(4.10)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$247,160	$291,077	$265,348	$246,418	$224,465
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.70%	0.71%	0.73%	0.75%
Interest and fee expense(4)	0.07%	0.05%	0.05%	0.06%	0.07%
Total expenses(3)	0.77%	0.75%	0.76%	0.79%	0.82%
Net investment income	3.02%	3.16%	3.61%	4.08%	3.95%
Portfolio Turnover	56%	38%	8%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	New York Fund — Class C
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.390	$10.070	$10.140	$9.520	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.229	$0.248	$0.288	$0.327	$0.323
Net realized and unrealized gain (loss)	(0.266)	0.320	(0.071)	0.618	(0.797)

Total income (loss) from operations	$(0.037)	$0.568	$0.217	$0.945	$(0.474)

Less Distributions
From net investment income	$(0.233)	$(0.248)	$(0.287)	$(0.325)	$(0.326)

Total distributions	$(0.233)	$(0.248)	$(0.287)	$(0.325)	$(0.326)

Net asset value — End of year	$10.120	$10.390	$10.070	$10.140	$9.520

Total Return(2)	(0.32)%	5.69%	2.17%	10.08%	(4.71)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,727	$80,371	$62,713	$48,653	$40,695
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.44%	1.46%	1.48%	1.50%
Interest and fee expense(4)	0.07%	0.05%	0.05%	0.06%	0.07%
Total expenses(3)	1.52%	1.49%	1.51%	1.54%	1.57%
Net investment income	2.27%	2.40%	2.85%	3.32%	3.20%
Portfolio Turnover	56%	38%	8%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	New York Fund — Class I
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.390	$10.070	$10.140	$9.510	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.322	$0.342	$0.384	$0.418	$0.419
Net realized and unrealized gain (loss)	(0.274)	0.324	(0.071)	0.630	(0.808)

Total income (loss) from operations	$0.048	$0.666	$0.313	$1.048	$(0.389)

Less Distributions
From net investment income	$(0.328)	$(0.346)	$(0.383)	$(0.418)	$(0.421)

Total distributions	$(0.328)	$(0.346)	$(0.383)	$(0.418)	$(0.421)

Net asset value — End of year	$10.110	$10.390	$10.070	$10.140	$9.510

Total Return(2)	0.53%	6.70%	3.14%	11.24%	(3.91)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$126,524	$104,643	$52,507	$34,125	$20,814
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.49%	0.51%	0.53%	0.55%
Interest and fee expense(4)	0.07%	0.05%	0.05%	0.06%	0.07%
Total expenses(3)	0.57%	0.54%	0.56%	0.59%	0.62%
Net investment income	3.20%	3.31%	3.80%	4.25%	4.15%
Portfolio Turnover	56%	38%	8%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	Ohio Fund — Class A
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.300	$9.060	$9.180	$8.600	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.313	$0.329	$0.348	$0.366	$0.353
Net realized and unrealized gain (loss)	(0.283)	0.237	(0.123)	0.579	(0.892)

Total income (loss) from operations	$0.030	$0.566	$0.225	$0.945	$(0.539)

Less Distributions
From net investment income	$(0.310)	$(0.326)	$(0.345)	$(0.365)	$(0.351)

Total distributions	$(0.310)	$(0.326)	$(0.345)	$(0.365)	$(0.351)

Net asset value — End of year	$9.020	$9.300	$9.060	$9.180	$8.600

Total Return(2)	0.39%	6.33%	2.48%	11.19%	(5.83)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$114,303	$136,271	$130,016	$132,578	$142,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.71%	0.72%	0.69%	0.74%
Interest and fee expense(4)	0.11%	0.05%	0.02%	0.04%	0.03%
Total expenses(3)	0.83%	0.76%	0.74%	0.73%	0.77%
Net investment income	3.48%	3.56%	3.81%	4.11%	3.84%
Portfolio Turnover	10%	9%	4%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	Ohio Fund — Class C
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.300	$9.060	$9.170	$8.600	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.245	$0.259	$0.279	$0.298	$0.284
Net realized and unrealized gain (loss)	(0.293)	0.237	(0.113)	0.570	(0.882)

Total income (loss) from operations	$(0.048)	$0.496	$0.166	$0.868	$(0.598)

Less Distributions
From net investment income	$(0.242)	$(0.256)	$(0.276)	$(0.298)	$(0.282)

Total distributions	$(0.242)	$(0.256)	$(0.276)	$(0.298)	$(0.282)

Net asset value — End of year	$9.010	$9.300	$9.060	$9.170	$8.600

Total Return(2)	(0.47)%	5.53%	1.83%	10.24%	(6.44)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,210	$24,822	$21,899	$20,094	$21,739
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.46%	1.47%	1.44%	1.49%
Interest and fee expense(4)	0.11%	0.05%	0.02%	0.04%	0.03%
Total expenses(3)	1.58%	1.51%	1.49%	1.48%	1.52%
Net investment income	2.73%	2.80%	3.06%	3.35%	3.09%
Portfolio Turnover	10%	9%	4%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Financial Highlights — continued

	Ohio Fund — Class I
	Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.310	$9.070	$9.180	$8.610	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.331	$0.346	$0.366	$0.382	$0.372
Net realized and unrealized gain (loss)	(0.293)	0.239	(0.113)	0.571	(0.883)

Total income (loss) from operations	$0.038	$0.585	$0.253	$0.953	$(0.511)

Less Distributions
From net investment income	$(0.328)	$(0.345)	$(0.363)	$(0.383)	$(0.369)

Total distributions	$(0.328)	$(0.345)	$(0.363)	$(0.383)	$(0.369)

Net asset value — End of year	$9.020	$9.310	$9.070	$9.180	$8.610

Total Return(2)	0.48%	6.54%	2.80%	11.28%	(5.53)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,065	$20,957	$12,552	$8,882	$6,596
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.51%	0.52%	0.50%	0.54%
Interest and fee expense(4)	0.11%	0.05%	0.02%	0.04%	0.03%
Total expenses(3)	0.63%	0.56%	0.54%	0.54%	0.57%
Net investment income	3.68%	3.73%	4.00%	4.28%	4.06%
Portfolio Turnover	10%	9%	4%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The New York Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares of New York Fund automatically converted to Class A shares eight years after their purchase as described in New York Fund’s prospectus. At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares of New York Fund. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

48

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$10,520,000	$3,640,000	$21,620,000	$12,725,000
Interest Rate or Range of Interest Rates (%)	0.96 - 0.97	1.07	0.96 - 0.97	0.97 - 1.18
Collateral for Floating Rate Notes Outstanding	$14,871,454	$6,966,905	$31,524,787	$20,026,364

For the year ended September 30, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$10,520,000	$6,809,863	$21,620,000	$12,725,000
Average Interest Rate	1.40%	1.44%	1.43%	1.52%

49

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Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2017.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date was July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. All residual interest bonds held by the Funds during the year ended September 30, 2017 were Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

50

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended September 30, 2017 and September 30, 2016 was as follows:

	Year Ended September 30, 2017
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$6,380,715	$5,194,031	$12,934,732	$5,768,000
Ordinary income	$496,273	$159,589	$256,833	$—

	Year Ended September 30, 2016
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$5,684,526	$5,640,922	$13,140,233	$5,953,298
Ordinary income	$454,310	$217,732	$50,138	$—

During the year ended September 30, 2017, the following amounts were reclassified due to expired capital loss carryforwards, the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for investments in partnerships, premium amortization and accretion of market discount.

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Change in:
Paid-in capital	$(1,354,846)	$(9,824,104)	$(152,443)	$(5,075,563)
Accumulated net realized loss	$1,394,271	$9,682,914	$(84,040)	$5,136,386
Accumulated undistributed (distributions in excess of) net investment income	$(39,425)	$141,190	$236,483	$(60,823)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Undistributed tax-exempt income	$453,133	$766,572	$654,917	$—
Capital loss carryforwards, deferred capital losses and post October capital losses	$(16,982,662)	$(27,146,325)	$(32,070,940)	$(23,373,765)
Net unrealized appreciation	$10,607,846	$15,090,069	$27,466,678	$15,075,831
Other temporary differences	$(84,127)	$(78,819)	$(187,873)	$(82,132)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, premium amortization, residual interest bonds, wash sales, investments in partnerships and the timing of recognizing distributions to shareholders.

51

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

At September 30, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2018	$12,351,723	$20,239,992	$22,999,420	$10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforwards	$12,351,723	$25,117,684	$30,035,500	$13,381,661

Deferred capital losses:
Short-term	$4,630,939	$2,028,641	$—	$4,514,599
Long-term	$—	$—	$—	$5,477,505

During the year ended September 30, 2017, capital loss carryforwards of $1,900,792 were utilized to offset net realized gains by New York Fund.

Additionally, at September 30, 2017, the New York Fund had a net capital loss of $2,035,440 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2018.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$258,034,246	$145,498,437	$399,093,664	$152,177,388

Gross unrealized appreciation	$11,511,237	$15,346,739	$28,366,061	$15,513,264
Gross unrealized depreciation	(903,391)	(256,670)	(899,383)	(437,433)

Net unrealized appreciation	$10,607,846	$15,090,069	$27,466,678	$15,075,831

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

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Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended September 30, 2017, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$1,084,548	$625,209	$1,738,546	$641,386
Effective Annual Rate	0.40%	0.37%	0.39%	0.38%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2017 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$6,780	$7,685	$19,120	$6,478
EVD’s Class A Sales Charges	$30,932	$7,779	$33,208	$21,711

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2017 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A Distribution and Service Fees	$328,050	$210,289	$516,165	$243,725

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund paid/pays EVD amounts equal to 0.75% (0.00% for New York Fund Class B shares) per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective

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Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

Funds. During the year ended September 30, 2017, the New York Fund discontinued Class B distribution fees to EVD pursuant to the sales charge limitations described below. For the year ended September 30, 2017, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Distribution Fees	$235,975	$158,275	$546,731	$173,657

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2017 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$—	$—	$234	$—
Class C Service Fees	$78,658	$42,207	$145,795	$46,309

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, were further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on October 21, 2016, on redemptions of New York Fund Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$13,000	$3,000	$13,000	$800
Class B	$—	$—	$—	$—
Class C	$6,000	$200	$9,000	$2,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2017 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$427,568,451	$48,953,438	$258,231,120	$17,495,457
Sales	$482,868,655	$67,005,692	$285,084,154	$22,981,299

54

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Year Ended September 30, 2017
	Class A	Class B	Class C	Class I

Sales	1,447,360	—	592,126	7,843,944
Issued to shareholders electing to receive payments of distributions in Fund shares	270,620	—	48,553	246,587
Redemptions	(3,567,739)	—	(1,046,168)	(6,847,120)

Net increase (decrease)	(1,849,759)	—	(405,489)	1,243,411

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	3,005,172	—	2,094,704	8,939,155
Issued to shareholders electing to receive payments of distributions in Fund shares	310,821	—	40,542	140,752
Redemptions	(1,441,412)	—	(228,553)	(1,061,317)

Net increase	1,874,581	—	1,906,693	8,018,590

Massachusetts Fund
	Year Ended September 30, 2017
	Class A	Class B	Class C	Class I

Sales	652,940	—	176,580	2,177,079
Issued to shareholders electing to receive payments of distributions in Fund shares	318,881	—	46,592	127,306
Redemptions	(2,453,009)	—	(691,421)	(2,077,643)

Net increase (decrease)	(1,481,188)	—	(468,249)	226,742

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	1,760,194	—	526,770	1,971,448
Issued to shareholders electing to receive payments of distributions in Fund shares	350,458	—	51,167	122,233
Redemptions	(1,559,026)	—	(279,675)	(833,587)

Net increase	551,626	—	298,262	1,260,094

55

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Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

New York Fund
	Year Ended September 30, 2017
	Class A	Class B(1)	Class C	Class I

Sales	1,941,465	—	776,508	5,796,836
Issued to shareholders electing to receive payments of distributions in Fund shares	679,823	—	130,953	269,822
Redemptions	(6,372,077)	(1,818)	(2,043,159)	(3,623,976)
Exchange from Class B shares	868	—	—	—
Exchange to Class A shares	—	(867)	—	—
Merger from Class B shares	178,237	—	—	—
Merger to Class A shares	—	(178,001)	—	—

Net increase (decrease)	(3,571,684)	(180,686)	(1,135,698)	2,442,682

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	4,940,115	1,264	2,134,588	5,865,416
Issued to shareholders electing to receive payments of distributions in Fund shares	741,419	4,608	126,162	168,158
Redemptions	(4,082,909)	(59,128)	(755,155)	(1,176,767)
Exchange from Class B shares	59,703	—	—	—
Exchange to Class A shares	—	(59,594)	—	—

Net increase (decrease)	1,658,328	(112,850)	1,505,595	4,856,807

(1)	At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares.

Ohio Fund
	Year Ended September 30, 2017
	Class A	Class B	Class C	Class I
Sales	842,160	—	257,271	2,028,886
Issued to shareholders electing to receive payments of distributions in Fund shares	391,218	—	57,851	77,809
Redemptions	(3,201,723)	—	(519,637)	(803,429)

Net increase (decrease)	(1,968,345)	—	(204,515)	1,303,266

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	1,581,996	—	529,464	1,107,249
Issued to shareholders electing to receive payments of distributions in Fund shares	425,209	—	55,522	50,220
Redemptions	(1,704,354)	—	(332,827)	(290,348)

Net increase	302,851	—	252,159	867,121

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios

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September 30, 2017

Notes to Financial Statements — continued

and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2017.

Effective November 1, 2017, the Funds renewed their line of credit agreement, which expires October 30, 2018, at substantially the same terms.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2017 is included in the Portfolio of Investments. At September 30, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2017 were as follows:

	Massachusetts Fund		New York Fund		Ohio Fund

Asset Derivative:

Futures Contracts	$125,297	(1)	$320,759	(1)	$137,826	(1)

Total	$125,297		$320,759		$137,826

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2017 was as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$394,502	(1)	$1,119,789	(1)	$1,343,724	(1)	$907,629	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(55,512	)(2)	$(157,792	)(2)	$(41,595	)(2)	$(102,800	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended September 30, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Cost:

Futures Contracts — Short	$8,636,000	$14,351,000	$19,899,000	$12,855,000

57

Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$250,313,889	$—	$250,313,889
Taxable Municipal Securities	—	26,393,899	—	26,393,899
Corporate Bonds & Notes	—	2,454,304	—	2,454,304

Total Investments	$—	$279,162,092	$—	$279,162,092

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$164,228,506	$—	$164,228,506

Total Investments	$—	$164,228,506	$—	$164,228,506

Futures Contracts	$125,297	$—	$—	$125,297

Total	$125,297	$164,228,506	$—	$164,353,803

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$441,147,475	$—	$441,147,475
Taxable Municipal Securities	—	5,955,956	—	5,955,956
Miscellaneous	—	—	1,076,911	1,076,911

Total Investments	$—	$447,103,431	$1,076,911	$448,180,342

Futures Contracts	$320,759	$—	$—	$320,759

Total	$320,759	$447,103,431	$1,076,911	$448,501,101

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Eaton Vance

Municipal Income Funds

September 30, 2017

Notes to Financial Statements — continued

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$179,978,219	$—	$179,978,219

Total Investments	$—	$179,978,219	$—	$179,978,219

Futures Contracts	$137,826	$—	$—	$137,826

Total	$137,826	$179,978,219	$—	$180,116,045

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

The California Opportunities Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2017 is not presented.

At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

59

Eaton Vance

Municipal Income Funds

September 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund as of September 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2017

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Eaton Vance

Municipal Income Funds

September 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2017, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

California Municipal Opportunities Fund	92.78%
Massachusetts Municipal Income Fund	97.02%
New York Municipal Income Fund	98.05%
Ohio Municipal Income Fund	100.00%

61

Eaton Vance

Municipal Income Funds

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Municipal Income Funds

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Opportunities Fund

•	Eaton Vance Massachusetts Municipal Income Fund

•	Eaton Vance New York Municipal Income Fund

•	Eaton Vance Ohio Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition,

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Eaton Vance

Municipal Income Funds

September 30, 2017

Board of Trustees’ Contract Approval — continued

the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

64

Eaton Vance

Municipal Income Funds

September 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

65

Eaton Vance

Municipal Income Funds

September 30, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Eaton Vance

Municipal Income Funds

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

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Eaton Vance

Municipal Income Funds

September 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438    9.30.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2016 and September 30, 2017 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/16	9/30/17
Audit Fees	$91,775	$91,820
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$20,944	$21,258
All Other Fees(3)	$0	$0

Total	$112,719	$113,078

Eaton Vance California Municipal Opportunities Fund

Fiscal Years Ended	9/30/16	9/30/17
Audit Fees	$56,315	$50,760
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,829	$10,991
All Other Fees(3)	$0	$0

Total	$67,144	$61,751

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/16	9/30/17
Audit Fees	$48,170	$48,170
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,475	$11,647
All Other Fees(3)	$0	$0

Total	$59,645	$59,817

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/16	9/30/17
Audit Fees	$60,500	$55,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,338	$12,523
All Other Fees(3)	$0	$0

Total	$72,838	$68,023

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/16	9/30/17
Audit Fees	$41,260	$41,260
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,966	$10,115
All Other Fees(3)	$0	$0

Total	$51,226	$51,375

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/16	8/31/16	9/30/16	7/31/17	8/31/17	9/30/17
Audit Fees	$245,710	$253,160	$298,020	$251,060	$253,910	$287,510
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$60,038	$71,512	$65,552	$60,918	$72,584	$66,534
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$305,748	$324,672	$363,572	$311,978	$326,494	$354,044

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/16	8/31/16	9/30/16	7/31/17	8/31/17	9/30/17
Registrant(1)	$60,038	$71,512	$65,552	$60,918	$72,584	$66,534
Eaton Vance(2)	$56,434	$56,434	$56,434	$148,018	$148,018	$148,018

(1)	Includes all of the Series of the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017